UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — 69.6%
Argentina — 2.7%
Republic of Argentina (B-)
	$3,110,000	7.000%		03/28/11	$1,204,952
	7,130,000	7.000		10/03/15	1,942,331
ARS	3,595,217	2.000	(a)	01/03/16	299,323
EUR	645,640	1.200	(b)	12/31/38	139,108
	$2,590,000	1.330	(b)	12/31/38	492,100

					4,077,814

Brazil — 7.2%
Federal Republic of Brazil (BBB-/Ba1)
	900,000	6.000		01/17/17	929,250
	3,940,000	8.000		01/15/18	4,412,800
	4,640,000	8.250		01/20/34	5,672,400

					11,014,450

Colombia — 1.2%
Republic of Colombia (BBB-/Ba1)
	1,170,000	5.421	(a)	03/17/13	1,088,100
	260,000	8.375		02/15/27	266,500
	480,000	7.375		09/18/37	470,400

					1,825,000

Dominican Republic — 1.3%
Dominican Republic (B/B2)
	3,325,931	9.040		01/23/18	2,062,077

Ecuador(b)(c) — 0.7%
Republic of Ecuador (C/Ca)
	3,955,000	10.000		08/15/30	1,008,525

El Salvador — 0.8%
Republic of El Salvador (BB+/Baa3)
	1,900,000	8.250		04/10/32	1,273,000

Gabon(d) — 0.7%
Republic of Gabonese (BB-)
	1,580,000	8.200		12/12/17	1,042,800

Georgia — 0.2%
Republic of Georgia (b)
	570,000	7.500		04/15/13	344,850

Ghana — 0.3%
Republic of Ghana (B+)
	780,000	8.500		10/04/17	444,600

Indonesia — 5.5%
Republic of Indonesia (BB-/Ba3)
	1,080,000	7.500		01/15/16	950,400
	1,730,000	6.625		02/17/37	1,262,900
	370,000	6.625	(d)	02/17/37	270,100
	1,500,000	7.750		01/17/38	1,230,000
	5,640,000	7.750	(d)	01/17/38	4,624,800

					8,338,200

Iraq — 0.6%
Republic of Iraq
	2,090,000	5.800		01/15/28	877,800

Principal	Interest		Maturity
Amount	Rate		Date	Value
Sovereign Debt Obligations — (continued)
Korea — 0.7%
Republic of Korea (A/A2)
$1,280,000	5.625%		11/03/25	$1,103,123

Lebanon — 1.7%
Republic of Lebanon MTN (B-)
3,334,500	4.000		12/31/17	2,634,255

				2,634,255

Malaysia — 3.0%
Malaysia (A-/A3)
3,750,000	7.500		07/15/11	4,019,713
Penerbahgan Malaysia Berhad (A-/A3)
600,000	5.625		03/15/16	599,644

				4,619,357

Mexico — 5.1%
United Mexican States (BBB+/Baa1)
750,000	5.950		03/19/19	755,625
2,190,000	8.300		08/15/31	2,682,750
2,530,000	7.500		04/08/33	2,890,525
950,000	6.750		09/27/34	1,002,250
500,000	6.050		01/11/40	485,000

				7,816,150

Pakistan — 0.4%
Islamic Republic of Pakistan (CCC+/B3)
170,000	6.875		06/01/17	61,200
1,350,000	6.875	(d)	06/01/17	486,000

				547,200

Panama — 1.5%
Republic of Panama (BB+/Ba1)
2,542,000	6.700		01/26/36	2,287,800

				2,287,800

Peru — 2.2%
Republic of Peru (BBB-/Ba1)
3,730,000	6.550		03/14/37	3,329,025

				3,329,025

Philippines — 6.8%
Republic of Philippines (B1)
3,465,000	7.500		09/25/24	3,309,075
Republic of Philippines (BB-/B1)
620,000	9.500	(e)	10/21/24	638,600
5,580,000	10.625		03/16/25	6,472,800

				10,420,475

Russia(b) — 9.8%
Russian Federation (BBB/Baa1)
17,017,700	7.500		03/31/30	14,975,576

Serbia(b) — 0.6%
Republic of Serbia (BB-)
1,510,000	3.750		11/01/24	890,900

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Sovereign Debt Obligations — (continued)
South Africa — 1.0%
Republic of South Africa (BBB+/Baa1)
	$80,000	6.500%	06/02/14	$75,600
	1,740,000	5.875	05/30/22	1,461,600

				1,537,200

Trinidad and Tobago(d) — 0.9%
Trinidad & Tobago (A)
	1,720,000	5.875	05/17/27	1,393,200

				1,393,200

Turkey — 6.1%
Republic of Turkey (BB-/Ba3)
	3,600,000	6.750	04/03/18	3,402,000
	710,000	7.000	03/11/19	678,050
	3,320,000	7.375	02/05/25	3,120,800
	2,440,000	7.250	03/05/38	2,061,800

				9,262,650

Ukraine — 2.5%
Ukraine Government (B/B1)
	1,420,000	6.875	03/04/11	738,400
	980,000	6.385	06/26/12	431,200
	1,000,000	6.385 (d)	06/26/12	460,000
	3,800,000	7.650	06/11/13	1,672,000
	1,560,000	6.580	11/21/16	546,000

				3,847,600

Uruguay — 3.1%
Republic of Uruguay (BB/Ba3)
	5,209,587	8.000	11/18/22	4,740,724

				4,740,724

Venezuela — 3.0%
Republic of Venezuela (BB-/B2)
	230,000	5.750	02/26/16	97,750
	9,100,000	6.000	12/09/20	3,458,000
	1,950,000	9.000	05/07/23	828,750
Republic of Venezuela (B2)
	500,000	7.000	03/31/38	181,250

				4,565,750

TOTAL SOVEREIGN DEBT OBLIGATIONS				$106,280,101

Corporate Obligations — 12.3%
Bermuda — 0.7%
Digicel Group Ltd. (Caa2)
	$1,720,000	8.875	01/15/15	$1,118,000

Brazil — 0.8%
Companhia Energetica de Sao Paulo (Ba2)
BRL	1,036,957	9.750	01/15/15	292,053
Independencia International Ltd. (B/B2)(d)
	$1,570,000	9.875	05/15/15	700,442

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Brazil — (continued)
RBS — Zero Hora Editora Jornalistica SA (BB)(d)
BRL	800,000	11.250%		06/15/17	$181,818

					1,174,313

Colombia(d) — 0.9%
EEB International Ltd. (BB)
	$690,000	8.750		10/31/14	639,975
TGI International Ltd. (BB)
	760,000	9.500		10/03/17	667,585

					1,307,560

Indonesia — 1.9%
Majapahit Holding BV (BB-/Ba3)
	3,490,000	7.750		10/17/16	2,024,200
	360,000	7.875		06/29/37	190,800
Majapahit Holding BV (Ba3)
	1,310,000	7.875	(d)	06/29/37	694,300

					2,909,300

Ireland — 1.7%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB+/Ba2)
	1,320,000	8.375		04/30/13	858,000
	1,450,000	9.125	(d)	04/30/18	775,750
	1,770,000	9.125		04/30/18	946,950

					2,580,700

Kazakhstan — 2.3%
CenterCredit International BV (Ba1)
KZT	232,000,000	8.250		09/30/11	638,372
Kazkommerts International BV (BB/Ba1)
	$600,000	7.875		04/07/14	330,000
	950,000	8.000		11/03/15	456,000
EUR	340,000	6.875		02/13/17	193,773
KazMunaiGaz Finance Sub BV (BBB-/Baa1)
	$1,130,000	8.375		07/02/13	881,400
	220,000	9.125		07/02/18	143,000
TuranAlem Finance BV (BB)
	450,000	5.434	(a)	01/22/09	423,000
TuranAlem Finance BV (BB/Ba1)
	1,260,000	8.000		03/24/14	529,200

					3,594,745

South Africa — 0.9%
Peermont Proprietary Global Ltd. (B/B3)
EUR	1,910,000	7.750		04/30/14	1,354,047

Trinidad and Tobago(d) — 0.6%
National Gas Co. of Trinidad & Tobago Ltd. (BBB+/A3)
	$1,230,000	6.050		01/15/36	985,759

Ukraine — 0.1%
Nak Naftogaz Ukrainy (B1)
	200,000	8.125		09/30/09	95,000

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
United Arab Emirates(a) — 0.5%
Jafz Sukuk Ltd. (A+/A1)
AED	4,900,000	5.681%	11/27/12	$827,105

Venezuela — 1.9%
Petroleos de Venezuela SA (BB-)
	$4,090,000	5.250	04/12/17	1,472,400
	3,340,000	5.375	04/12/27	1,043,750
	1,290,000	5.500	04/12/37	367,650

				2,883,800

TOTAL CORPORATE OBLIGATIONS				$18,830,329

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 81.9%				$125,110,430

Repurchase Agreement(f) — 16.0%
Joint Repurchase Agreement Account II
	$24,500,000	0.073%	01/02/09	$24,500,000
Maturity Value: $24,500,099

TOTAL INVESTMENTS — 97.9%				$149,610,430

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%				3,187,584

NET ASSETS — 100.0%				$152,798,014

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
(b) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2008.
(c) Security is currently in default.
(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt form registration. Total market value of Rule 144A securities amounts to $13,803,929, which represents approximately 9.0% of net assets as of December 31, 2008.
(e) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(f) Joint repurchase agreement was entered into on December 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
CETIP	— Central of Custody and Settlement of Private Bonds
KWCDC	— South Korean Won Certificate of Deposit
MTN	— Medium-Term Note
TIIE	— La Tasa Interbank Equilibrium Interest Rate

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At December 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Brazilian Real	Sale	02/03/09	$412,833	$389,220	$23,613
Hungarian Forint	Purchase	01/16/09	3,467,474	3,785,629	318,155
Hungarian Forint	Sale	01/16/09	3,410,502	3,245,526	164,976
Mexican Peso	Sale	02/13/09	378,487	369,536	8,951
Yuan Renminbi	Purchase	02/03/09	1,567,451	1,583,235	15,784

TOTAL					$531,479

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Euro	Sale	01/13/09	$2,106,845	$2,264,894	$(158,049)
Hungarian Forint	Sale	01/16/09	515,062	540,102	(25,040)
Yuan Renminbi	Sale	02/03/09	1,577,923	1,583,235	(5,312)

TOTAL					$(188,401)

SWAP CONTRACTS — At December 31, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	received by	made by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	Gain

Citibank NA	MXN	117,000	12/03/10	8.390%	Mexico Interbank TIIE 28 days	$77,871
Credit Suisse International (London)		36,000	11/17/10	9.085	Mexico Interbank TIIE 28 days	55,681
Deutsche Bank Securities, Inc.		98,000	11/08/10	8.680	Mexico Interbank TIIE 28 days	100,365
		96,000	11/18/10	8.940	Mexico Interbank TIIE 28 days	132,772
		63,000	11/30/11	8.590	Mexico Interbank TIIE 28 days	78,262
	KRW	6,060,000	12/03/13	4.100	3 month KWCDC	166,212
JPMorgan Securities, Inc.	MXN	89,000	11/17/10	9.010	Mexico Interbank TIIE 28 days	131,099
	BRL	30,000	01/03/11	13.310	Brazil CETIP Interbank Deposit Rate	207,612
		9,000	01/03/11	14.940	Brazil CETIP Inter Bank Deposit Rate	166,676
		12,300	01/02/12	15.360	Brazil CETIP Interbank Deposit Rate	290,226

TOTAL						$1,406,776

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rates		Credit Spread at
	Referenced	Amount	received by	Termination	December 31, 2008	Market	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	(basis points)(a)	Value	Gain

Protection Sold:
JPMorgan Securities, Inc.	Republic of Korea 4.250% 06/01/13	$660	4.000%	12/20/13	322	$23,867	$23,867

     (a) Credit spreads on the referenced obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of payment of performance is generally greater as credit spread on the referenced obligation and period of expiration increase.
     TOTAL RETURN INDEX SWAP CONTRACTS

	Notional
	Amount	Reference	Termination		Unrealized
Swap Counterparty	(000s)	Security	Date	Financing Fee#	Gain

JPMorgan Securities, Inc.	TRY 16,400	Turkish Government Bond 0.000% 04/14/10	04/14/10	TRY Central Deposit Bank +0.500	$283,992

# The Fund receives semi-annual coupon payments in accordance with the swap contracts. On the termination date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original motional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$185,065,255

Gross unrealized gain	2,348,205
Gross unrealized loss	(37,803,030)

Net unrealized security loss	$(35,454,825)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — 85.2%
Aerospace — 0.9%
BE Aerospace, Inc. (BB+/Ba3)
	$5,000,000	8.500%		07/01/18	$4,475,000
Esterline Technologies Corp. (B+/B1)
	4,270,000	7.750		06/15/13	3,714,900
Mecachrome International, Inc. (D/WR)(a)
EUR	3,500,000	9.000		05/15/14	535,169
Moog, Inc. (BB-/Ba3)
	$210,000	6.250		01/15/15	168,000
Sequa Corp. (B-/Caa2)(b)
	11,000,000	11.750		12/01/15	4,180,000
	4,808,875	13.500	(c)	12/01/15	1,586,929
TransDigm, Inc. (B-/B3)
	13,250,000	7.750		07/15/14	10,865,000
Vought Aircraft Industries, Inc. (CCC/Caa1)
	2,750,000	8.000		07/15/11	1,842,500

					27,367,498

Agriculture — 0.5%
Land O’ Lakes, Inc. (BB+/Ba2)
	320,000	8.750		11/15/11	314,400
Land O’ Lakes, Inc. (BBB/Baa3)
	3,150,000	9.000		12/15/10	3,134,250
National Beef Packing Co. LLC/NB Finance Corp. (B-/Caa1)
	2,750,000	10.500		08/01/11	1,828,750
Pilgrim’s Pride Corp. (WR)(a)
	6,000,000	7.625		05/01/15	1,500,000
	2,000,000	8.375		05/01/17	140,000
Smithfield Foods, Inc. (B/B3)
	2,000,000	7.000		08/01/11	1,440,000
	4,125,000	7.750		05/15/13	2,650,313
	5,000,000	7.750		07/01/17	2,950,000
Tereos Europe (BB/B1)
EUR	4,000,000	6.375		04/15/14	2,724,496

					16,682,209

Automotive — 2.3%
FCE Bank PLC (B-/Caa1)
	4,000,000	3.991	(d)	09/30/09	4,948,575
	12,250,000	7.125		01/16/12	11,068,267
	12,250,000	7.125		01/15/13	10,557,423
Ford Motor Co. (CCC-/Ca)
	$9,000,000	7.450		07/16/31	2,385,000
	1,250,000	8.900		01/15/32	237,500
Ford Motor Credit Co. LLC (CCC+/Caa1)
	1,000,000	7.375		10/28/09	850,000
	5,235,000	7.875		06/15/10	3,978,600
	3,500,000	9.750		09/15/10	2,607,500
	1,000,000	8.625		11/01/10	725,000
	3,750,000	7.375		02/01/11	2,625,000
	11,250,000	9.875		08/10/11	7,818,750
	14,875,000	7.250		10/25/11	10,412,500
	7,000,000	7.000		10/01/13	4,836,489
	9,250,000	8.000		12/15/16	6,105,000
General Motors Corp. (C/C)
EUR	2,250,000	7.250		07/03/13	531,694
	$2,000,000	7.125		07/15/13	320,000
	2,000,000	7.700		04/15/16	370,000
	1,500,000	8.800	(e)	03/01/21	210,000

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Automotive — (continued)
General Motors Corp. (C/C) (continued)
	$2,000,000	8.250%		07/15/23	$320,000
EUR	2,000,000	8.375		07/05/33	444,816
	$12,000,000	8.375		07/15/33	2,160,000

					73,512,114

Automotive — Distributor — 0.0%
Keystone Automotive Operations, Inc. (CCC/Caa2)
	2,750,000	9.750		11/01/13	1,045,000

Automotive Parts — 0.8%
Accuride Corp. (CCC/Caa2)
	3,000,000	8.500		02/01/15	975,000
Allison Transmission, Inc. (B-/Caa2)(b)
	4,500,000	11.000		11/01/15	2,160,000
	3,250,000	11.250	(c)	11/01/15	1,267,500
Lear Corp. Series B (CCC+/Caa2)
	5,750,000	8.500		12/01/13	1,782,500
Tenneco, Inc. (B+/B2)
	2,000,000	8.125		11/15/15	820,000
Tenneco, Inc. (B-/B3)
	3,250,000	8.625		11/15/14	1,235,000
The Goodyear Tire & Rubber Co. (BB-/B1)
	2,250,000	8.625		12/01/11	1,890,000
	1,950,000	9.000		07/01/15	1,589,250
The Goodyear Tire & Rubber Co. (BB-/B2)
	5,000,000	7.857		08/15/11	4,175,000
TRW Automotive, Inc. (BB/B2)
EUR	7,000,000	6.375		03/15/14	3,211,014
TRW Automotive, Inc. (BB-/B2)
	$6,000,000	7.000	(b)	03/15/14	3,180,000
United Components, Inc. (CCC+/Caa1)
	5,500,000	9.375		06/15/13	2,310,000
Visteon Corp. (CCC-/Caa2)(b)(e)
	2,069,000	12.250		12/31/16	496,560
Visteon Corp. (CCC-/Caa3)
	2,000,000	7.000		03/10/14	300,000

					25,391,824

Banks(d) — 0.2%
Bank of America Corp. (A-/A2)
	3,500,000	8.000		12/29/49	2,502,500
JPMorgan Chase & Co. (A-/A1)
	5,500,000	7.900		04/29/49	4,575,065

					7,077,565

Building Materials — 2.0%
Associated Materials, Inc. (CCC/Caa2)(f)
	13,500,000	11.250		03/01/14	7,425,000
Associated Materials, Inc. (CCC+/B3)
	1,250,000	9.750		04/15/12	981,250
Atrium Cos., Inc. (CCC/Caa3)(b)(c)
	6,586,198	15.000		12/15/12	856,206
Calcipar SA (B+/Ba3)(d)
EUR	7,021,000	6.437		07/01/14	4,489,386
CPG International, Inc. (B/B3)
	$3,500,000	10.500		07/01/13	1,960,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Building Materials — (continued)
Grohe Holding GMBH (B/B2)(d)
EUR	6,250,000	8.193%	01/15/14	$3,909,513
Grohe Holding GMBH (CCC+/B3)
	24,000,000	8.625	10/01/14	12,010,025
Heating Finance PLC (CCC-/Caa3)
GBP	2,000,000	7.875	03/31/14	632,610
Interface, Inc. (B-/B3)
	$2,000,000	9.500	02/01/14	1,600,000
Legrand France SA (BBB/Baa3)
	5,050,000	8.500	02/15/25	3,838,000
Masonite Corp.(a)
	7,000,000	11.000	04/06/15	568,750
Nortek, Inc. (B/B1)
	3,250,000	10.000	12/01/13	2,218,125
Nortek, Inc. (CCC/Caa1)
	24,500,000	8.500	09/01/14	5,635,000
NTK Holdings, Inc. (CCC/Caa2)(f)
	10,000,000	10.750	03/01/14	2,150,000
Owens Corning, Inc. (BBB-/Ba1)
	5,500,000	6.500	12/01/16	3,898,527
	1,750,000	7.000	12/01/36	1,128,867
Panolam Industries International, Inc. (CCC/Caa2)
	6,500,000	10.750	10/01/13	2,600,000
PLY Gem Industries, Inc. (CCC/Caa2)
	7,000,000	9.000	02/15/12	1,680,000
Texas Industries, Inc. (BB-/B2)
	4,125,000	7.250 (b)	07/15/13	3,176,250
	2,500,000	7.250	07/15/13	1,925,000

				62,682,509

Capital Goods — 2.3%
Altra Industrial Motion, Inc. (B+/B1)
	4,000,000	9.000	12/01/11	3,760,000
Baldor Electric Co. (B/B3)
	15,000,000	8.625	02/15/17	11,250,000
Briggs & Stratton Corp. (BB-/Ba2)
	2,500,000	8.875	03/15/11	2,312,500
General Cable Corp. (B+/B1)
	50,000	7.125	04/01/17	33,000
Mueller Water Products, Inc. (B/B3)
	6,500,000	7.375	06/01/17	4,420,000
Nexans SA (BB+)
EUR	8,000,000	5.750	05/02/17	7,784,275
RBS Global & Rexnord Corp. (B-/B3)
	$20,650,000	9.500	08/01/14	15,384,250
	8,000,000	8.875	09/01/16	4,720,000
RBS Global & Rexnord Corp. (CCC+/Caa1)
	16,000,000	11.750	08/01/16	9,080,000
Sensata Technologies (CCC+/Caa1)
	9,750,000	8.000	05/01/14	4,426,500
SPX Corp. (BB/Ba2)(b)
	1,000,000	7.625	12/15/14	875,000
Terex Corp. (B+/Ba3)
	6,000,000	8.000	11/15/17	5,100,000

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Capital Goods — (continued)
VAC Finanzierung GMBH (B-/Caa1)
EUR	4,000,000	9.250%		04/15/16	$2,112,875

					71,258,400

Chemicals — 3.1%
Airgas, Inc. (BB+/Ba2)(b)
	$6,250,000	7.125		10/01/18	5,328,125
Basell AF SCA (C/C)
	19,250,000	8.375	(b)	08/15/15	481,250
EUR	5,000,000	8.375		08/15/15	208,507
Cognis GMBH (B/B1)(d)
	18,950,000	5.329		09/15/13	15,673,152
Cognis GMBH (CCC+/Caa1)
	8,000,000	9.500		05/15/14	6,227,421
Compass Minerals International, Inc. (B+)(f)
	$3,810,000	12.000		06/01/13	3,819,525
Equistar Chemicals LP (D/C)(a)
	2,000,000	7.550		02/15/26	250,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (B-/B3)
	11,250,000	9.750		11/15/14	3,037,500
Huntsman International LLC (B/B2)
	3,000,000	7.875		11/15/14	1,605,000
Ineos Group Holdings PLC (CC/Caa2)
EUR	14,000,000	7.875		02/15/16	2,335,283
	$11,000,000	8.500	(b)	02/15/16	990,000
Invista (BB/Ba3)(b)
	6,325,000	9.250		05/01/12	4,427,500
KRATON Polymers LLC/Capital Corp. (CCC/Caa1)
	7,975,000	8.125		01/15/14	3,070,375
MacDermid, Inc. (CCC+/Caa1)(b)
	8,000,000	9.500		04/15/17	4,100,000
Momentive Performance Materials, Inc. (B-/B3)
EUR	3,750,000	9.000		12/01/14	1,407,425
	$7,250,000	9.750		12/01/14	3,262,500
	4,217,500	10.125	(c)	12/01/14	1,307,425
Momentive Performance Materials, Inc. (CCC/Caa2)
	7,500,000	11.500		12/01/16	2,212,500
Nalco Co. (B/B3)
	2,500,000	8.875		11/15/13	2,100,000
Nalco Co. (BB/B1)
EUR	540,000	7.750		11/15/11	623,020
Nalco Co. (B3)
	7,520,000	9.000		11/15/13	7,526,282
Rhodia S.A. (BB/B1)(d)
	7,250,000	8.068		10/15/13	5,038,928
Rockwood Specialties Group, Inc. (BB-/B3)
	18,500,000	7.625		11/15/14	17,486,819
SPCM SA (B+/B3)
	2,875,000	8.250		06/15/13	2,437,799
The Mosaic Co. (BBB-/Baa3)(b)
	$1,125,000	7.375		12/01/14	1,006,875
	3,385,000	7.625		12/01/16	2,877,250

					98,840,461

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Conglomerates — 1.2%
Blount, Inc. (B/B2)
	$6,750,000	8.875%		08/01/12	$6,243,750
Bombardier, Inc. (BB+/Ba2)
	8,000,000	6.750	(b)	05/01/12	7,100,000
	4,500,000	6.300	(b)	05/01/14	3,690,000
	3,000,000	8.000	(b)	11/15/14	2,640,000
EUR	2,500,000	7.250		11/15/16	2,085,074
	2,000,000	7.250	(b)	11/15/16	1,668,059
Park-Ohio Industries, Inc. (B-/B3)
	$5,000,000	8.375		11/15/14	2,050,000
Polypore, Inc. (B-/B3)
EUR	14,500,000	8.750		05/15/12	10,930,270
Trimas Corp. (B-/Caa1)
	$5,401,000	9.875		06/15/12	2,808,520

					39,215,673

Construction Machinery — 0.3%
Case New Holland, Inc. (BBB-/Ba3)
	3,000,000	7.125		03/01/14	2,145,000
	953,000	7.250		01/15/16	662,335
Douglas Dynamics LLC (B-/B3)(b)
	1,750,000	7.750		01/15/12	910,000
Dresser-Rand Group, Inc. (BB-/B1)
	6,819,000	7.375		11/01/14	5,250,630

					8,967,965

Consumer Products — Household & Leisure — 2.0%
Affinion Group, Inc. (B-/B2)
	6,000,000	10.125		10/15/13	4,380,000
Affinion Group, Inc. (B-/B3)
	4,125,000	11.500		10/15/15	2,475,000
Ames True Temper (CCC-/Caa3)
	3,250,000	10.000		07/15/12	1,137,500
Easton-Bell Sports, Inc. (CCC/Caa1)
	8,750,000	8.375		10/01/12	6,168,750
Elizabeth Arden, Inc. (B+/B1)
	1,750,000	7.750		01/15/14	1,137,500
Harry & David Holdings, Inc. (CCC+/Caa1)
	2,250,000	9.000		03/01/13	697,500
Jarden Corp. (B/B3)
	9,500,000	7.500		05/01/17	6,460,000
Safilo Capital International S.A. (B/B3)
EUR	7,150,000	9.625		05/15/13	2,385,324
Sealy Mattress Co. (B+/B3)
	$7,000,000	8.250		06/15/14	4,182,500
Simmons Bedding Co. (C/Ca)(f)
	4,500,000	10.000		12/15/14	517,500
Simmons Bedding Co. (D/Caa3)
	3,500,000	7.875		01/15/14	1,015,000
Solo Cup Co. (CCC/Caa2)
	7,750,000	8.500		02/15/14	4,960,000
Spectrum Brands, Inc. (CCC-/Caa3)
	5,000,000	12.500	(c)	10/02/13	1,387,500
	12,250,000	7.375		02/01/15	2,266,250

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Consumer Products — Household & Leisure — (continued)
Visant Corp. (B+/B1)
	$7,375,000	7.625%	10/01/12	$6,047,500
Visant Holding Corp. (B-/B3)
	15,500,000	8.750	12/01/13	11,625,000
	10,000,000	10.250 (f)	12/01/13	7,400,000

				64,242,824

Consumer Products — Industrial — 0.7%
Johnsondiversey Holdings, Inc. (CCC+/Caa1)(f)
	9,250,000	10.670	05/15/13	6,475,000
Johnsondiversey, Inc. (B/B2)
	4,537,000	9.625	05/15/12	3,720,340
EUR	12,734,000	9.625	05/15/12	12,921,647

				23,116,987

Consumer Products — Non Durable — 1.7%
Belvedere SA (D/Caa2)(a)
	4,500,000	0.000	05/15/13	1,501,253
Chattem, Inc. (B/B2)
	$2,655,000	7.000	03/01/14	2,323,125
Church & Dwight Co., Inc. (BB/Ba2)
	2,250,000	6.000	12/15/12	2,137,500
Constellation Brands, Inc. (B/B2)
	1,522,000	8.125	01/15/12	1,438,290
Constellation Brands, Inc. (BB-/Ba3)
	1,625,000	8.375	12/15/14	1,543,750
	6,000,000	7.250	09/01/16	5,670,000
	12,000,000	7.250	05/15/17	11,340,000
Prestige Brands, Inc. (B-/B3)
	2,100,000	9.250	04/15/12	1,942,500
Reddy Ice Holdings, Inc. (B-/Caa1)(f)
	3,865,000	10.500	11/01/12	1,700,600
Sally Holdings LLC (B/B3)
	13,250,000	9.250	11/15/14	11,395,000
Sally Holdings LLC (B-/Caa1)
	16,750,000	10.500	11/15/16	11,306,250
Yankee Acquisition Corp. (B-/B3)
	4,000,000	8.500	02/15/15	1,880,000
Yankee Acquisition Corp. (CCC+/Caa1)
	1,000,000	9.750	02/15/17	420,000

				54,598,268

Defense — 1.6%
Alliant Techsystems, Inc. (BB-/B1)
	6,250,000	6.750	04/01/16	5,562,500
Communications & Power Industries, Inc. (B-/B3)
	2,000,000	8.000	02/01/12	1,692,500
DRS Technologies, Inc. (BBB/A3)
	2,000,000	6.625	02/01/16	2,020,000
DRS Technologies, Inc. (BBB-/Baa1)
	3,500,000	6.875	11/01/13	3,552,500
	3,750,000	7.625	02/01/18	3,787,500
L-3 Communications Corp. (BB+/Ba3)
	3,500,000	7.625	06/15/12	3,447,500
	2,500,000	6.125	07/15/13	2,268,750
	6,000,000	6.125	01/15/14	5,445,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Defense — (continued)
L-3 Communications Corp. (BB+/Ba3) (continued)
	$9,000,000	5.875%	01/15/15	$8,145,000
	15,500,000	6.375	10/15/15	14,337,500

				50,258,750

Energy — Coal — 1.1%
Arch Western Finance LLC (BB/B1)
	4,670,000	6.750	07/01/13	4,051,225
Foundation PA Coal Co. (B/Ba3)
	650,000	7.250	08/01/14	536,250
Massey Energy Co. (BB-/B2)
	6,750,000	6.875	12/15/13	5,045,625
Massey Energy Co. (BB-)
	3,000,000	3.250	08/01/15	1,602,048
New World Resources BV (B/B3)
EUR	5,000,000	7.375	05/15/15	3,127,611
Peabody Energy Corp. (BB+/Ba1)
	$4,250,000	6.875	03/15/13	4,026,875
	1,000,000	5.875	04/15/16	850,000
	16,385,000	7.375	11/01/16	15,401,900

				34,641,534

Energy — Exploration & Production — 3.3%
Chesapeake Energy Corp. (BB/Ba3)
	8,500,000	6.375	06/15/15	6,587,500
	6,530,000	6.625	01/15/16	5,191,350
	12,375,000	6.875	01/15/16	9,838,125
EUR	3,250,000	6.250	01/15/17	2,710,596
	$11,500,000	6.500	08/15/17	8,797,500
	2,500,000	7.250	12/15/18	1,950,000
Cimarex Energy Co. (BB/Ba3)
	5,000,000	7.125	05/01/17	3,900,000
Encore Acquisition Co. (B/B1)
	500,000	6.250	04/15/14	340,000
	9,500,000	6.000	07/15/15	6,127,500
	3,000,000	7.250	12/01/17	1,935,000
EXCO Resources, Inc. (B-/Caa1)
	3,000,000	7.250	01/15/11	2,340,000
KCS Energy, Inc. (B/B3)
	2,375,000	7.125	04/01/12	1,781,250
Newfield Exploration Co. (BB-/Ba3)
	4,125,000	6.625	09/01/14	3,382,500
	11,000,000	6.625	04/15/16	8,745,000
	4,500,000	7.125	05/15/18	3,510,000
OPTI Canada, Inc. (BB/B2)
	8,000,000	7.875	12/15/14	3,960,000
Pioneer Natural Resources Co. (BB+/Ba1)
	1,250,000	5.875	07/15/16	868,338
Pioneer Natural Resources Co. (BB+)(e)
	1,533,000	2.875	01/15/13	1,085,372
Plains Exploration & Production Co. (BB/B1)
	7,250,000	7.750	06/15/15	5,473,750
	4,750,000	7.000	03/15/17	3,253,750
	2,500,000	7.625	06/01/18	1,712,500
Quicksilver Resources, Inc. (B/B1)
	1,750,000	8.250	08/01/15	1,111,250

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Energy — Exploration & Production — (continued)
Quicksilver Resources, Inc. (B/B2)
$7,000,000	7.125%	04/01/16	$3,745,000
Range Resources Corp. (BB/Ba3)
4,500,000	6.375	03/15/15	3,645,000
SandRidge Energy Inc. (B-/B3)(b)
2,500,000	8.000	06/01/18	1,375,000
Southwestern Energy Co. (BB+/Ba2)(b)
5,000,000	7.500	02/01/18	4,362,500
Whiting Petroleum Corp. (BB-/B1)
4,000,000	7.250	05/01/13	2,840,000
2,500,000	7.000	02/01/14	1,762,500

			102,331,281

Energy — Refining(b) — 0.2%
Petroplus Finance Ltd. (BB-/B1)
2,500,000	6.750	05/01/14	1,525,000
6,500,000	7.000	05/01/17	3,835,000

			5,360,000

Energy — Services — 0.3%
Compagnie Generale de Geophysique-Veritas (BB/Ba3)
3,500,000	7.500	05/15/15	2,086,875
Helix Energy Solutions Group, Inc. (BB-/B3)(b)
4,500,000	9.500	01/15/16	2,385,000
Key Energy Services, Inc. (BB/B1)
5,000,000	8.375	12/01/14	3,300,000
Seitel, Inc. (B-/B3)
2,500,000	9.750	02/15/14	900,000

			8,671,875

Entertainment & Leisure — 0.4%
AMC Entertainment, Inc. (B-/Ba3)
1,000,000	8.625	08/15/12	805,000
AMC Entertainment, Inc. (CCC+/B2)
3,250,000	11.000	02/01/16	2,275,000
HRP Myrtle Beach Operations LLC (WR)(a)(b)
1,750,000	0.000	04/01/12	87,500
Universal City Development Partners (B+/B1)
7,750,000	11.750	04/01/10	4,960,000
Universal City Florida Holding Co. (B-/B3)
1,125,000	8.375	05/01/10	497,812
WMG Acquisition Corp. (B/B3)
6,000,000	7.375	04/15/14	3,525,000
WMG Holdings Corp. (B/B3)(f)
4,550,000	9.500	12/15/14	1,706,250

			13,856,562

Environmental — 1.5%
Allied Waste North America, Inc. (BBB/Baa3)
3,875,000	6.375	04/15/11	3,671,562
5,285,000	7.875	04/15/13	5,020,750
6,000,000	6.125	02/15/14	5,430,000
11,250,000	7.250	03/15/15	10,462,500
Allied Waste North America, Inc. Series B (BBB/Baa3)
7,055,000	7.125	05/15/16	6,490,600
7,500,000	6.875%	06/01/17	7,153,125

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Environmental — (continued)
Waste Services (B-/Caa1)
	$8,000,000	9.500	04/15/14	$5,680,000
WCA Waste Corp. (B-/B3)
	2,500,000	9.250	06/15/14	1,850,000

				45,758,537

Finance — 1.7%
ETrade Financial Corp. (B/B2)
	6,250,000	7.375	09/15/13	2,250,000
GE Capital UK Funding (AAA/Aaa)(d)
GBP	3,850,000	5.983	01/30/12	4,676,836
General Electric Capital Corp. (AAA/Aaa)(d)
	$2,000,000	4.398	10/06/15	1,494,096
General Motors Acceptance Corp. (D/C)
EUR	2,750,000	4.750	09/14/09	3,249,240
	$3,000,000	7.250	03/02/11	2,490,000
	6,000,000	6.750	12/01/14	4,020,000
	13,500,000	8.000	11/01/31	7,965,000
GMAC Canada Ltd. (CC/C)(d)
CAD	1,000,000	3.805	05/22/09	753,341
GMAC Canada Ltd. (D/C)
GBP	500,000	6.625	12/17/10	314,479
EUR	4,000,000	6.000	05/23/12	3,780,934
GMAC International Finance BV (CC/C)(d)
	1,750,000	5.276	05/22/09	2,286,631
GMAC International Finance BV (D/C)
	2,750,000	5.750	05/21/10	1,873,091
GMAC LLC (D/C)
	4,000,000	5.750	09/27/10	2,168,477
	3,000,000	5.375	06/06/11	2,919,103
GMAC LLC (D/C)(b)
	$10,131,000	6.875	09/15/11	8,299,923
NCO Group, Inc. (CCC+/Caa1)
	7,250,000	11.875	11/15/14	3,770,000
Nuveen Investments, Inc. (CCC+/Caa1)(b)
	2,500,000	10.500	11/15/15	550,000

				52,861,151

Finance Insurance(b) — 0.1%
HUB International Holdings, Inc. (CCC+/B3)
	6,500,000	9.000	12/15/14	3,900,000

Food — 1.7%
Dean Foods Co. (B/B3)
	15,750,000	7.000	06/01/16	13,387,500
Dole Food Co. (B-/Caa2)
	5,013,000	8.625	05/01/09	4,561,830
	4,250,000	7.250	06/15/10	2,964,375
	3,250,000	8.875	03/15/11	2,047,500
Foodcorp Ltd. (B/B2)
EUR	9,375,000	8.875	06/15/12	6,776,490
Michael Foods, Inc. (B-/B3)
	$4,750,000	8.000	11/15/13	3,895,000
Pinnacle Foods Finance LLC (CCC/Caa2)
	20,250,000	9.250	04/01/15	13,061,250

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Food — (continued)
Pinnacle Foods Finance LLC (CCC/Caa2) (continued)
	$11,500,000	10.625%	04/01/17	$5,175,000

				51,868,945

Food and Beverage — 0.4%
Del Monte Corp. (BB-/B2)
	1,500,000	6.750	02/15/15	1,305,000
Wm. Wrigley Jr. Co.
	6,200,000	4.300	07/15/10	5,798,010
	5,710,000	4.650	07/15/15	4,087,245

				11,190,255

Gaming — 4.6%
Boyd Gaming Corp. (BB-/B2)
	3,000,000	6.750	04/15/14	1,905,000
	1,000,000	7.125	02/01/16	602,500
Buffalo Thunder Development Authority (B-/Caa3)(b)
	2,500,000	9.375	12/15/14	462,500
CCM Merger, Inc. (CCC/Caa3)(b)
	4,500,000	8.000	08/01/13	2,306,250
Chukchansi Economic Development Authority (B+/B2)(b)
	4,000,000	8.000	11/15/13	1,820,000
Circus & Eldorado (B/B3)
	3,000,000	10.125	03/01/12	1,860,000
Cirsa Capital Luxembourg SA (B+/B3)
EUR	1,750,000	7.875	07/15/12	1,264,945
Cirsa Finance Luxembourg SA (B+/B2)
	5,750,000	8.750	05/15/14	3,756,608
Codere Finance Luxembourg SA (B+/B2)
	17,250,000	8.250	06/15/15	11,629,499
Galaxy Entertainment Finance Co. Ltd. (B/B3)(b)
	$1,500,000	9.875	12/15/12	570,000
Harrah’s Operating Co., Inc. (B)(b)
	3,773,200	10.000	12/15/18	1,471,548
Harrah’s Operating Co., Inc. (CCC/Caa2)(b)
	7,531,000	10.750	02/01/16	2,165,162
	2,095,000	10.750 (c)	02/01/18	240,925
Harrah’s Operating Co., Inc. (CCC/Caa3)
	2,242,000	5.625	06/01/15	369,930
	5,313,000	6.500	06/01/16	823,515
Isle of Capri Casinos, Inc. (CCC+/Caa1)
	3,250,000	7.000	03/01/14	1,413,750
Mandalay Resort Group (B/B2)
	2,000,000	9.375	02/15/10	1,460,000
Mashantucket Pequot Tribe (BB-/B1)(b)
	4,000,000	8.500	11/15/15	1,400,000
MGM Mirage, Inc. (B/B2)
	5,125,000	8.375	02/01/11	3,049,375
MGM Mirage, Inc. (BB/Ba1)(b)
	5,625,000	13.000	11/15/13	5,400,000
MGM Mirage, Inc. (BB-/Ba3)
	2,000,000	8.500	09/15/10	1,680,000
	1,500,000	6.750	09/01/12	1,050,000
	9,875,000	6.750	04/01/13	6,616,250
	3,500,000	5.875	02/27/14	2,187,500
	21,750,000	6.625	07/15/15	13,811,250
	15,750,000	7.500	06/01/16	9,961,875

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Gaming — (continued)
Mirage Resorts, Inc. (BB-/Ba3)
	$3,125,000	7.250%	08/01/17	$1,890,625
Mohegan Tribal Gaming Authority (B/B3)
	3,000,000	8.000	04/01/12	1,815,000
	1,555,000	7.125	08/15/14	777,500
Mohegan Tribal Gaming Authority (B+/Ba3)
	250,000	6.125	02/15/13	153,750
MTR Gaming Group, Inc. (B/B2)
	3,000,000	9.750	04/01/10	2,220,000
Park Place Entertainment Corp. (CCC/Caa3)
	5,000,000	7.875	03/15/10	3,100,000
Peermont Proprietary Global Ltd. (B/B3)
EUR	15,000,000	7.750	04/30/14	10,633,876
Penn National Gaming, Inc. (BB-/B1)
	$4,300,000	6.750	03/01/15	3,203,500
Pinnacle Entertainment, Inc. (B+/B3)
	4,750,000	8.250	03/15/12	3,586,250
	1,500,000	8.750	10/01/13	1,170,000
	8,000,000	7.500	06/15/15	4,600,000
Pokagon Gaming Authority (B+/B2)(b)
	1,865,000	10.375	06/15/14	1,603,900
River Rock Entertainment (B+/B2)
	2,000,000	9.750	11/01/11	1,610,000
San Pasqual Casino (BB-/B2)(b)
	2,375,000	8.000	09/15/13	1,710,000
Seneca Gaming Corp. (BB/Ba2)
	2,300,000	7.250	05/01/12	1,581,250
Shingle Springs Tribal Gaming Authority (B/B3)(b)
	8,250,000	9.375	06/15/15	4,537,500
Snoqualmie Entertainment Authority (B/B3)(b)
	5,250,000	9.125	02/01/15	3,255,000
Station Casinos, Inc. (C/Ca)
	11,625,000	6.500	02/01/14	668,438
	13,000,000	6.875	03/01/16	731,250
Station Casinos, Inc. (CC/Caa3)
	2,500,000	6.000	04/01/12	500,000
	2,000,000	7.750	08/15/16	385,000
Tropicana Entertainment LLC (WR)(a)
	2,000,000	9.625	12/15/14	20,000
Turning Stone Casino Resort Enterprise (B+/B1)(b)
	2,950,000	9.125	09/15/14	2,153,500
Wynn Las Vegas LLC (BBB-/Ba2)
	16,000,000	6.625	12/01/14	12,160,000

				143,344,721

Health Care — Medical Products — 2.4%
Accellent, Inc. (CCC+/Caa3)
	8,000,000	10.500	12/01/13	5,520,000
Advanced Medical Optics, Inc. (B-/B2)
	8,155,000	7.500	05/01/17	4,199,825
Bausch & Lomb, Inc. (B/Caa1)(b)
	18,000,000	9.875	11/01/15	13,725,000
Boston Scientific Corp. (BB+/Ba2)
	3,975,000	5.450	06/15/14	3,398,625
	5,000,000	6.400	06/15/16	4,275,000

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Health Care — Medical Products — (continued)
DJO Finance LLC/DJO Finance Corp. (B-/Caa1)
	$11,500,000	10.875%		11/15/14	$8,165,000
Fisher Scientific International, Inc. (BBB/Baa3)
	2,250,000	6.125		07/01/15	1,976,746
Fresenius (BB+/Ba2)
	6,625,000	6.875		07/15/17	6,198,726
PTS Acquisition Corp. (B/Caa1)
	22,250,000	9.500		04/15/15	8,455,000
PTS Acquisition Corp. (B-/Caa1)
EUR	10,000,000	9.750		04/15/17	3,058,108
The Cooper Companies, Inc. (BB-/Ba3)
	$4,950,000	7.125		02/15/15	4,158,000
VWR Funding, Inc. (B-/Caa1)(c)
	20,125,000	10.250		07/15/15	12,678,750

					75,808,780

Health Care — Pharmaceutical — 0.6%
Angiotech Pharmaceuticals, Inc. (C/C)
	4,375,000	7.750		04/01/14	875,000
Elan Finance PLC/Elan Finance Corp. (B/B3)
	5,000,000	7.750		11/15/11	2,975,000
	1,500,000	8.875		12/01/13	795,000
Mylan, Inc. (B+)
	9,030,000	1.250		03/15/12	6,626,105
	3,250,000	3.750	(b)	09/15/15	2,919,186
Warner Chilcott Corp. (B-/B3)
	5,731,000	8.750		02/01/15	5,100,590

					19,290,881

Health Care — Services — 5.1%
Alliance Imaging, Inc. (B/B3)
	4,000,000	7.250		12/15/12	3,400,000
Community Health Systems, Inc. (B/B3)
	22,625,000	8.875		07/15/15	20,815,000
CRC Health Corp. (CCC+/Caa1)
	3,250,000	10.750		02/01/16	1,950,000
DaVita, Inc. (B/B2)
	7,250,000	7.250		03/15/15	6,887,500
DaVita, Inc. (B+/B1)
	5,375,000	6.625		03/15/13	5,106,250
HCA, Inc. (B-/Caa1)
GBP	1,502,000	8.750		11/01/10	2,029,931
	$3,500,000	6.300		10/01/12	2,432,500
	9,500,000	6.250		02/15/13	5,747,500
	11,670,000	6.750		07/15/13	7,352,100
	8,875,000	6.375		01/15/15	5,236,250
	4,750,000	6.500		02/15/16	2,921,250
HCA, Inc. (BB-/B2)
	11,500,000	9.125		11/15/14	10,580,000
	14,500,000	9.250		11/15/16	13,267,500
	15,750,000	9.625	(c)	11/15/16	12,600,000
LifePoint Hospitals, Inc. (B/B1)(e)
	2,500,000	3.250		08/15/25	1,802,850
LifePoint Hospitals, Inc. (B/B1)(b)
	11,315,000	3.500		05/15/14	7,645,398

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Health Care — Services — (continued)
Psychiatric Solutions, Inc. (B-/B3)
$2,220,000	7.750%	07/15/15	$1,609,500
Select Medical Corp. (CCC+/B3)
7,000,000	7.625	02/01/15	3,570,000
Senior Housing Properties Trust (BBB-/Ba1)
1,950,000	7.875	04/15/15	1,501,500
Tenet Healthcare Corp. (B/Caa1)
3,000,000	6.375	12/01/11	2,302,500
4,000,000	6.500	06/01/12	3,040,000
12,000,000	7.375	02/01/13	8,460,000
5,250,000	9.875	07/01/14	4,200,000
2,000,000	9.250	02/01/15	1,575,000
U.S. Oncology, Inc. (B-/B2)
5,500,000	9.000	08/15/12	5,032,500
U.S. Oncology, Inc. (CCC+/B3)
1,875,000	10.750	08/15/14	1,537,500
United Surgical Partners International, Inc. (CCC+/Caa1)
5,000,000	8.875	05/01/17	3,400,000
Vanguard Health Holding Co. I (CCC+/Caa1)(f)
3,500,000	11.250	10/01/15	2,747,500
Vanguard Health Holding Co. II (CCC+/Caa1)
11,625,000	9.000	10/01/14	9,648,750
Ventas Realty LP (BBB-/Ba1)
2,000,000	9.000	05/01/12	1,817,500

			160,216,279

Home Construction — 0.4%
D. R. Horton, Inc. (BB-/Ba3)
2,000,000	5.375	06/15/12	1,460,000
2,000,000	5.250	02/15/15	1,240,000
K. Hovnanian Enterprises, Inc. (B/Ba3)
5,000,000	11.500	05/01/13	3,775,000
K. Hovnanian Enterprises, Inc. (CCC/Caa1)
1,000,000	6.250	01/15/15	250,000
3,450,000	7.500	05/15/16	828,000
4,000,000	8.625	01/15/17	960,000
Kimball Hill, Inc. (WR)(a)
2,250,000	10.500	12/15/12	5,625
Meritage Homes Corp. (BB-/B1)
5,500,000	6.250	03/15/15	2,750,000

			11,268,625

Lodging — 0.8%
Gaylord Entertainment Co. (B+/Caa1)
4,825,000	8.000	11/15/13	3,329,250
Host Hotels & Resorts LP (BBB-/Ba1)
1,000,000	7.000	08/15/12	845,000
6,000,000	6.750	06/01/16	4,380,000
Host Hotels & Resorts LP (BBB-)
5,000,000	6.875	11/01/14	3,850,000
Host Marriott LP (BBB-/Ba1)
8,250,000	7.125	11/01/13	6,641,250
7,375,000	6.375	03/15/15	5,420,625

			24,466,125

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Media — 2.3%
DIRECTV Holdings LLC (BB/Ba3)
$4,500,000	8.375%	03/15/13	$4,477,500
4,750,000	6.375	06/15/15	4,370,000
30,000,000	7.625	05/15/16	28,800,000
EchoStar DBS Corp. (BB-/Ba3)
5,500,000	6.375	10/01/11	5,115,000
8,000,000	7.000	10/01/13	6,940,000
4,500,000	6.625	10/01/14	3,757,500
7,000,000	7.750	05/31/15	6,020,000
6,525,000	7.125	02/01/16	5,448,375
Lamar Media Corp. (BB-/Ba3)
5,750,000	7.250	01/01/13	4,600,000
5,434,000	6.625	08/15/15	3,953,235

			73,481,610

Media — Broadcasting & Radio — 0.6%
Bonten Media Acquisition Co. (CCC+/Caa2)(b)(c)
3,500,000	9.000	06/01/15	1,155,000
Clear Channel Communications, Inc. (CCC+/Caa1)
4,750,000	6.250	03/15/11	1,425,000
6,000,000	5.750	01/15/13	900,000
10,000,000	5.500	09/15/14	1,300,000
5,750,000	5.500	12/15/16	661,250
CMP Susquehanna Corp. (CCC/Ca)
6,000,000	9.875	05/15/14	240,000
Fox Acquisition Sub LLC (CCC+/Caa2)(b)
1,250,000	13.375	07/15/16	525,000
Liberty Media LLC (BB+/Ba2)
4,000,000	5.700	05/15/13	2,740,000
2,120,000	8.250	02/01/30	1,200,450
LIN Television Corp. (B+/B3)
8,750,000	6.500	05/15/13	4,091,250
Local TV Finance LLC (CCC+/Caa3)(b)(c)
5,000,000	9.250	06/15/15	1,100,000
Radio One, Inc. (CCC+/Caa2)
2,250,000	6.375	02/15/13	765,000
Univision Communications, Inc. (CCC/Caa2)(b)(c)
27,000,000	9.750	03/15/15	3,645,000

			19,747,950

Media — Cable — 3.8%
Adelphia Communications Corp.(a)
2,000,000	10.250	06/15/49	57,500
Atlantic Broadband Finance LLC (CCC+/Caa1)
3,250,000	9.375	01/15/14	2,230,312
Cablevision Systems Corp. (B+/B2)
12,000,000	8.000	04/15/12	10,680,000
CCH I Holdings LLC (C/Caa3)
8,000,000	11.000	10/01/15	1,460,000
CCO Holdings LLC/CCO Holdings Capital Corp. (C/Caa1)
12,500,000	8.750	11/15/13	7,906,250
Charter Communications Holdings II (C/Caa2)
15,000,000	10.250	09/15/10	7,050,000
Charter Communications Operating LLC (C/B3)(b)
4,000,000	8.000	04/30/12	3,280,000
3,250,000	8.375	04/30/14	2,470,000
6,000,000	10.875	09/15/14	4,680,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Media — Cable — (continued)
CSC Holdings, Inc. (BB/B1)
	$7,250,000	8.125%		07/15/09	$7,177,500
	1,250,000	8.125		08/15/09	1,237,500
	8,300,000	6.750		04/15/12	7,573,750
	17,600,000	8.500	(b)	06/15/15	15,488,000
CSC Holdings, Inc. Series B (BB/B1)
	6,250,000	7.625		04/01/11	6,000,000
Frontier Vision(a)
	2,000,000	11.000		10/15/49	—
Kabel Deutschland GmbH (B-/B2)
	5,750,000	10.625		07/01/14	5,031,250
Ono Finance II (CCC+/B3)
EUR	12,000,000	8.000		05/16/14	3,336,118
Ono Finance PLC (CCC+/B3)
	4,250,000	10.500		05/15/14	1,181,542
Rainbow National Services LLC (BB/B1)(b)
	$200,000	8.750		09/01/12	180,000
Rainbow National Services LLC (BB/B2)(b)
	1,909,000	10.375		09/01/14	1,699,010
UPC Holding BV (B-/B3)
EUR	11,250,000	7.750		01/15/14	11,963,111
	10,625,000	8.625		01/15/14	11,520,033
	7,875,000	8.000		11/01/16	7,607,913

					119,809,789

Media — Diversified — 0.8%
CanWest MediaWorks, Inc. (CCC-/Caa2)
	$9,000,000	8.000		09/15/12	4,140,000
Quebecor Media, Inc. (B/B2)
	7,660,000	7.750		03/15/16	5,170,500
Rogers Wireless Communications, Inc. (BB+/Ba1)
	5,370,000	8.000		12/15/12	5,155,200
Rogers Wireless Communications, Inc. (BBB-/Baa3)
	2,000,000	7.500		03/15/15	2,027,500
Videotron Ltee (BB-/Ba2)
	6,875,000	6.875		01/15/14	6,084,375
	1,000,000	6.375		12/15/15	785,000
	2,000,000	9.125	(b)	04/15/18	1,860,000

					25,222,575

Metals — 1.4%
AK Steel Corp. (BB-/Ba3)
	7,500,000	7.750		06/15/12	5,850,000
Aleris International, Inc. (CCC-/Caa2)(c)
	8,500,000	9.000		12/15/14	425,000
Aleris International, Inc. (CCC-/Caa3)
	16,000,000	10.000		12/15/16	2,640,000
FMG Finance Pty Ltd (B+/B1)(b)
	5,000,000	10.625		09/01/16	2,925,000
Freeport-McMoRan Copper & Gold, Inc. (BBB-/Ba2)
	750,000	7.084	(d)	04/01/15	517,314
	9,750,000	8.250		04/01/15	8,385,000
	5,500,000	8.375		04/01/17	4,523,750
GrafTech Finance, Inc. (BB/Ba3)
	367,000	10.250		02/15/12	333,970

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Metals — (continued)
Noranda Aluminium Acquisition Corp. (B-/B3)(c)(d)
	$7,375,000	6.595%		05/15/15	$2,212,500
Noranda Aluminium Holding Corp. (CCC+/Caa1)(c)(d)
	3,250,000	8.345		11/15/14	434,688
Novelis, Inc. (B/B3)
	13,500,000	7.250		02/15/15	7,830,000
Steel Dynamics, Inc. (BB+/Ba2)
	6,500,000	7.375		11/01/12	4,875,000
	3,000,000	7.750	(b)	04/15/16	2,010,000
Tube City IMS Corp. (B-/B3)
	3,500,000	9.750		02/01/15	1,225,000

					44,187,222

Packaging — 3.7%
Ball Corp. (BB+/Ba1)
	50,000	6.875		12/15/12	49,500
	3,000,000	6.625		03/15/18	2,700,000
Berry Plastics Corp. (B+/B1)(d)
	1,000,000	9.503		02/15/15	700,000
Berry Plastics Holding Corp. (CCC/Caa2)
	8,000,000	10.250		03/01/16	2,880,000
Berry Plastics Holding Corp. (CCC+/Caa1)
	2,500,000	5.871	(d)	09/15/14	850,000
	12,000,000	8.875		09/15/14	5,220,000
Beverage Packaging Holdings II SA/Luxembourg (B+/B2)
EUR	9,750,000	8.000		12/15/16	7,250,844
Beverage Packaging Holdings II SA/Luxembourg (B-/B3)
	17,000,000	9.500		06/15/17	8,270,793
Clondalkin Acquisition (B+/Ba3)(d)
	1,000,000	5.329		12/15/13	820,129
Clondalkin Industries BV (B-/B3)
	2,250,000	8.000		03/15/14	1,219,768
Consol Specialty Glass Ltd. (BB-/B1)
	7,000,000	7.625		04/15/14	5,740,903
Crown Americas LLC (B/B1)
	$11,875,000	7.750		11/15/15	11,815,625
Crown European Holdings SA (BB/Baa3)
EUR	1,500,000	6.250		09/01/11	1,834,865
Gerresheimer Holdings GMBH (BB+/B1)
	4,800,000	7.875		03/01/15	6,071,735
Graham Packaging Co., Inc. (CCC+/Caa1)
	$4,500,000	8.500		10/15/12	3,206,250
	22,643,000	9.875		10/15/14	13,585,800
Graphic Packaging International, Inc. (B-/B3)
	15,000,000	9.500		08/15/13	10,350,000
Impress Holdings BV (B-/B3)
EUR	14,750,000	9.250		09/15/14	13,122,065
Impress Holdings BV (BB-/Ba3)(d)
	$1,000,000	7.878	(b)	09/15/13	482,554
EUR	4,000,000	8.443		09/15/13	4,170,148
OI European Group BV (BB/Ba3)
	250,000	6.875		03/31/17	253,684
Owens Brockway Glass Container (BB/Ba3)
	$2,500,000	8.250		05/15/13	2,462,500
	1,000,000	6.750		12/01/14	920,000
EUR	4,750,000	6.750%		12/01/14	5,150,132

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Packaging — (continued)
Plastipak Holdings, Inc. (B/B3)(b)
	$3,165,000	8.500	12/15/15	$2,120,550
Pregis Corp. (CCC+/Caa2)
	7,000,000	12.375	10/15/13	3,150,000
Stichting Participatie Impress Cooperatieve UA(c)
EUR	1,049,797	17.000	09/29/49	335,632
Tekni-Plex, Inc. (Caa1)
	$2,500,000	10.875	08/15/12	1,462,500

				116,195,977

Paper — 1.7%
Boise Cascade LLC (BB-/B2)
	3,732,000	7.125	10/15/14	2,089,920
Catalyst Paper Corp. (B-/B2)
	3,500,000	8.625	06/15/11	1,548,750
	1,500,000	7.375	03/01/14	600,000
Georgia-Pacific Corp. (B+/B2)
	8,500,000	8.125	05/15/11	8,011,250
	1,000,000	9.500	12/01/11	950,000
	1,500,000	7.700	06/15/15	1,158,750
	1,250,000	8.000	01/15/24	831,250
	2,750,000	7.750	11/15/29	1,705,000
Georgia-Pacific Corp. (BB-/Ba3)(b)
	11,500,000	7.000	01/15/15	9,775,000
	10,500,000	7.125	01/15/17	8,820,000
Jefferson Smurfit Corp. (CC/Caa3)
	6,000,000	8.250	10/01/12	1,020,000
	1,750,000	7.500	06/01/13	315,000
JSG Funding PLC (B+/B2)
	3,250,000	7.750	04/01/15	1,771,250
NewPage Corp. (B-/B2)
	8,000,000	10.000	05/01/12	3,400,000
Smurfit Kappa Funding PLC (B+/B2)
EUR	6,000,000	7.750	04/01/15	4,587,162
Smurfit-Stone Container Enterprises, Inc. (CC/Caa3)
	$8,500,000	8.000	03/15/17	1,572,500
Stone Container Finance (CC/Caa3)
	2,250,000	7.375	07/15/14	416,250
Verso Paper Holdings LLC, Inc. (B+/B2)
	5,000,000	9.125	08/01/14	2,025,000
Verso Paper Holdings LLC, Inc. (CCC+/B3)
	4,000,000	11.375	08/01/16	1,220,000

				51,817,082

Printing — 0.1%
SGS International, Inc. (B-/B3)
	4,750,000	12.000	12/15/13	2,380,938
Valassis Communications, Inc. (CCC+/B3)
	5,000,000	8.250	03/01/15	1,300,000

				3,680,938

Publishing — 1.6%
Dex Media West Finance Co. (BB-/B1)
	1,050,000	8.500	08/15/10	635,250

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Publishing — (continued)
Dex Media West LLC (B+/B2)
	$6,744,000	9.875%		08/15/13	$1,618,560
Dex Media, Inc. (B-/B3)
	1,250,000	8.000		11/15/13	231,250
	12,750,000	9.000	(f)	11/15/13	2,358,750
Idearc, Inc. (CCC/Caa2)
	5,000,000	8.000		11/15/16	425,000
Lighthouse International Co. SA (BB-/B3)
EUR	9,000,000	8.000		04/30/14	5,942,460
Morris Publishing Group LLC (CC/Ca)
	$4,500,000	7.000		08/01/13	337,500
Nielsen Finance LLC Co. (B-/Caa1)
	15,750,000	10.000		08/01/14	12,600,000
Nielsen Finance LLC Co. (CCC+/Caa1)(f)
	20,000,000	12.500		08/01/16	7,300,000
R.H. Donnelley Corp. (B+/B1)(b)
	2,820,000	11.750		05/15/15	690,900
R.H. Donnelley Corp. (B-/Caa1)
	7,000,000	6.875		01/15/13	927,500
	4,000,000	8.875		01/15/16	560,000
	3,000,000	8.875		10/15/17	420,000
The Nielsen Co. (CCC+/Caa1)(f)
EUR	10,000,000	11.125		08/01/16	3,197,113
TL Acquisitions, Inc. (CCC+/Caa1)(b)
	$18,500,000	10.500		01/15/15	7,492,500
Truvo Subsidiary Corp. (CCC/Caa2)
EUR	17,750,000	8.500		12/01/14	6,661,811

					51,398,594

Real Estate — 0.1%
Castle HoldCo Ltd. (CCC/Caa3)(d)
GBP	2,000,000	7.078		05/15/14	891,405
Fontainebleau Las Vegas Holdings Corp. LLC (CCC/Caa3)(b)
	$3,000,000	11.000		06/15/15	285,000
Realogy Corp. (C/Ca)
	7,000,000	10.500		04/15/14	1,190,000
	1,911,562	11.000	(c)	04/15/14	248,503
Rouse Co. LP/TRC Co-Issuer, Inc. (C/Ca)(b)
	3,000,000	6.750		05/01/13	1,020,000

					3,634,908

Restaurants — 0.5%
Landry’s Restaurants, Inc. (CCC+/Caa2)(e)
	8,550,000	9.500		12/15/14	8,464,500
NPC International, Inc. (CCC+/Caa1)
	3,600,000	9.500		05/01/14	2,592,000
OSI Restaurant Partners, Inc. (CCC/Caa3)
	10,000,000	10.000		06/15/15	1,600,000
Seminole Hard Rock Entertainment, Inc. (BB/B1)(b)(d)
	5,750,000	4.496		03/15/14	2,903,750

					15,560,250

Retailers — 1.0%
AutoNation, Inc. (BB+/Ba2)
	745,000	7.000		04/15/14	536,400

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Retailers — (continued)
Burlington Coat Factory Warehouse Corp. (CCC/Caa1)
	$3,000,000	11.125%	04/15/14	$900,000
Claire’s Stores, Inc. (CCC/Ca)
	2,625,000	10.500	06/01/17	446,250
Claire’s Stores, Inc. (CCC+/Ca)(c)
	3,155,631	9.625	06/01/15	284,007
Edcon Proprietary Ltd. (BB-/B2)(d)
EUR	12,750,000	6.579	06/15/14	7,089,251
General Nutrition Centers, Inc. (CCC/Caa1)(c)(d)
	$8,500,000	7.584	03/15/14	4,335,000
Michaels Stores, Inc. (CCC/Caa1)
	9,500,000	10.000	11/01/14	4,275,000
Michaels Stores, Inc. (CCC/Caa2)
	11,000,000	11.375	11/01/16	3,575,000
Neiman-Marcus Group, Inc. (B/B3)(c)
	7,000,000	9.000	10/15/15	3,045,000
Neiman-Marcus Group, Inc. (B-/B3)
	14,500,000	10.375	10/15/15	6,307,500

				30,793,408

Retailers — Food & Drug — 0.6%
Ahold Lease USA, Inc. (BBB-/Baa3)(f)
	856,392	7.820	01/02/20	734,356
	2,000,000	8.620	01/02/25	1,570,000
Ingles Markets, Inc. (B+/B2)
	4,915,000	8.875	12/01/11	4,276,050
Rite Aid Corp. (B-/Caa2)
	5,500,000	7.500	03/01/17	3,575,000
Rite Aid Corp. (CCC/Caa3)
	4,625,000	9.375	12/15/15	1,572,500
	5,000,000	9.500	06/15/17	1,687,500
Supervalu, Inc. (B+/Ba3)
	5,000,000	7.500	11/15/14	4,050,000

				17,465,406

Services Cyclical — Business Services — 1.5%
ACCO Brands Corp. (B/B3)
	7,500,000	7.625	08/15/15	3,787,500
Carlson Wagonlit BV (B-/B3)(d)
EUR	9,000,000	10.544	05/01/15	4,753,968
Cornell Co., Inc. (B/B2)
	$1,500,000	10.750	07/01/12	1,353,750
Corrections Corp. of America (BB/Ba2)
	2,000,000	7.500	05/01/11	1,980,000
	1,000,000	6.250	03/15/13	930,000
	625,000	6.750	01/31/14	582,813
Great Lakes Dredge & Dock Co. (B-/CAA1)
	4,940,000	7.750	12/15/13	3,803,800
Iron Mountain, Inc. (B+/B2)
	3,000,000	8.625	04/01/13	2,820,000
	1,500,000	6.625	01/01/16	1,218,750
	4,250,000	8.000	06/15/20	3,410,625
ISS Holdings A/S (B/Caa1)
EUR	9,515,000	8.875	05/15/16	7,539,001

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Services Cyclical — Business Services — (continued)
Savcio Holdings Ltd. (B+/B2)
EUR	2,000,000	8.000%		02/15/13	$1,723,661
West Corp. (B-/CAA1)
	$10,500,000	9.500		10/15/14	5,722,500
	14,250,000	11.000		10/15/16	6,590,625

					46,216,993

Services Cyclical — Consumer Services — 0.1%
Service Corp. International (BB-/B1)
	1,750,000	6.750		04/01/16	1,330,000
	2,125,000	7.000		06/15/17	1,599,063

					2,929,063

Services Cyclical — Rental Equipment — 1.2%
Ahern Rentals, Inc. (B+/Caa1)
	3,000,000	9.250		08/15/13	600,000
Ashtead Capital, Inc. (B/B1)(b)
	3,000,000	9.000		08/15/16	1,530,000
Ashtead Holdings PLC (B/B1)(b)
	2,000,000	8.625		08/01/15	1,030,000
Europcar Groupe SA (B/Caa1)
EUR	3,250,000	8.125		05/15/14	903,532
Europcar Groupe SA (B+/B3)(d)
	4,000,000	7.745		05/15/13	1,223,243
Hertz Corp. (B/B2)
	$10,000,000	10.500		01/01/16	4,450,000
Hertz Corp. (B+/B1)
EUR	1,750,000	7.875		01/01/14	802,754
	$10,725,000	8.875		01/01/14	6,542,250
RSC Equipment Rental, Inc. (B-/Caa1)
	16,250,000	9.500		12/01/14	8,531,250
United Rentals North America, Inc. (B/Caa1)
	7,000,000	7.750		11/15/13	4,620,000
	5,750,000	7.000		02/15/14	3,507,500
United Rentals North America, Inc. (BB-/B2)
	5,000,000	6.500		02/15/12	3,950,000

					37,690,529

Technology — Hardware — 1.3%
Avago Technologies (B/B3)
	7,120,000	11.875		12/01/15	4,939,500
Avago Technologies Finance Corp. (BB-/B1)
	11,500,000	10.125		12/01/13	8,754,375
Freescale Semiconductor, Inc. (CCC/B2)
	5,000,000	8.875		12/15/14	2,200,000
	14,825,000	9.125	(c)	12/15/14	3,409,750
Freescale Semiconductor, Inc. (CCC/B3)
	8,000,000	10.125		12/15/16	3,280,000
Lucent Technologies, Inc. (BB-/Ba3)
	10,750,000	6.450		03/15/29	4,300,000
Nortel Networks Ltd. (D/WR)(a)
	1,000,000	9.003	(d)	07/15/11	250,000
	4,750,000	10.125		07/15/13	1,211,250
	3,000,000	10.750		07/15/16	795,000
NXP BV/NXP Funding LLC (CCC/Caa1)
	750,000	7.503	(d)	10/15/13	255,000
EUR	1,500,000	8.068	%(d)	10/15/13	510,843
	$4,625,000	7.875		10/15/14	1,792,188

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Technology — Hardware — (continued)
NXP BV/NXP Funding LLC (CCC-/Caa3)
EUR	5,500,000	8.625		10/15/15	$1,337,922
	$10,005,000	9.500		10/15/15	2,001,000
Spansion, Inc. (D/Ca)(b)
	6,000,000	11.250		01/15/16	420,000
Xerox Corp. (BBB/Baa2)
	2,250,000	9.750		01/15/09	2,248,432
EUR	2,000,000	9.750		01/15/09	2,752,298
	$2,000,000	7.625		06/15/13	1,669,169

					42,126,727

Technology — Software/Services — 2.0%
Expedia, Inc. (BB/Ba2)(b)
	2,000,000	8.500		07/01/16	1,280,000
First Data Corp. (B/B3)
	19,500,000	9.875		09/24/15	11,797,500
Sabre Holdings Corp. (B-/Caa1)
	10,000,000	8.350		03/15/16	2,150,000
Serena Software, Inc. (CCC+/Caa1)
	5,291,000	10.375		03/15/16	2,698,410
Sungard Data Systems, Inc. (B/Caa1)
	14,001,000	9.125		08/15/13	12,110,865
	6,000,000	10.625	(b)	05/15/15	5,070,000
Sungard Data Systems, Inc. (B-/Caa1)
	28,125,000	10.250		08/15/15	18,421,875
Travelport, Inc. (B/B3)
EUR	2,000,000	8.504	(d)(e)	09/01/14	778,427
	$15,750,000	9.875		09/01/14	5,906,250
Travelport, Inc. (CCC+/Caa1)
	11,000,000	11.875		09/01/16	3,025,000
Travelport, Inc. (Caa1)(e)
EUR	375,000	10.875		09/01/16	88,616

					63,326,943

Telecommunications — 3.0%
BCM Ireland Finance Ltd. (B-/B3)(d)
	3,000,000	9.245		08/15/16	2,043,372
Citizens Communications Co. (BB/Ba2)
	$9,500,000	9.250		05/15/11	8,930,000
	2,750,000	6.250		01/15/13	2,344,375
Frontier Communications Corp. (BB/Ba2)
	17,375,000	6.625		03/15/15	12,683,750
Level 3 Financing, Inc. (CCC+/Caa1)
	10,250,000	9.250		11/01/14	5,893,750
Nordic Telephone Co. Holdings (B+/B2)
EUR	20,250,000	8.250		05/01/16	18,578,008
	$9,000,000	8.875	(b)	05/01/16	5,940,000
Qwest Capital Funding, Inc. (B+/B1)
	750,000	7.000		08/03/09	721,875
	7,750,000	7.900		08/15/10	6,975,000
Qwest Communications International, Inc. (B+/Ba3)
	3,000,000	7.500		02/15/14	2,145,000
Qwest Communications International, Inc. Series B (B+/Ba3)
	1,500,000	7.500		02/15/14	1,065,000

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Telecommunications — (continued)
Qwest Corp. (BBB-/Ba1)
	$9,000,000	8.875%		03/15/12	$8,280,000
	1,450,000	7.500		10/01/14	1,185,375
Windstream Corp. (BB/Ba3)
	8,500,000	8.125		08/01/13	7,905,000
	8,000,000	8.625		08/01/16	7,120,000
	2,200,000	7.000		03/15/19	1,694,000

					93,504,505

Telecommunications — Cellular — 3.9%
American Tower Corp. (BB+/Ba1)
	5,000,000	7.125		10/15/12	4,825,000
	4,500,000	7.000	(b)	10/15/17	4,027,500
Centennial Cellular Communications (B/B2)
	1,500,000	10.125		06/15/13	1,515,000
Digicel Group Ltd. (B2)(b)
	5,250,000	9.250		09/01/12	4,567,500
Digicel Group Ltd. (Caa1)(b)
	16,500,000	8.875		01/15/15	10,601,250
	8,073,000	9.125	(c)	01/15/15	4,934,621
Hellas Telecommunications III (CCC/Caa1)
EUR	7,250,000	8.500		10/15/13	3,628,028
Hellas Telecommunications Luxembourg II (CCC/Caa2)(d)
	10,000,000	11.318		01/15/15	2,780,098
Hellas Telecommunications Luxembourg V (B-/B2)(d)
	1,500,000	8.818		10/15/12	1,230,194
Nextel Communications, Inc. (BB/Ba2)
	$500,000	6.875		10/31/13	213,234
	3,000,000	5.950		03/15/14	1,268,041
	14,000,000	7.375		08/01/15	5,844,491
Orascom Telecom Finance SCA (CCC+/B2)(b)
	17,250,000	7.875		02/08/14	9,142,500
Sprint Capital Corp. (BB/Ba2)
	7,250,000	8.375		03/15/12	5,800,178
	16,750,000	6.900		05/01/19	11,892,500
	7,000,000	8.750		03/15/32	4,752,175
Sprint Nextel Corp. (BB/Ba2)
	14,500,000	6.000		12/01/16	10,061,235
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB+/Ba2)(b)
	5,000,000	9.125		04/30/18	2,675,000
Wind Acquisition Finance SA (BB-/B2)
EUR	15,650,000	9.750		12/01/15	17,729,730
	$16,750,000	10.750	(b)	12/01/15	13,902,500

					121,390,775

Telecommunications — Satellites — 1.4%
Inmarsat Finance II PLC (BB-/B1)(f)
	6,000,000	10.375		11/15/12	5,347,500
Inmarsat Finance PLC (BB/Ba3)
	1,395,000	7.625		06/30/12	1,215,394
Intelsat Bermuda Ltd. (CCC+/Caa2)
	5,500,000	11.250		06/15/16	5,005,000
	2,000,000	11.250	(b)(f)	02/04/17	1,400,000
Intelsat Bermuda Ltd. (CCC+/Caa3)
	1,500,000	6.500		11/01/13	766,875

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Telecommunications — Satellites — (continued)
Intelsat Intermediate Holding Co. Ltd. (B-/Caa1)(b)(f)
	$6,500,000	9.500%	02/01/15	$4,875,000
Intelsat Jackson Holdings Ltd. (BB-/B3)(b)
	5,000,000	9.500	06/15/16	4,550,000
Intelsat Ltd. (CCC+/Caa3)
	9,000,000	7.625	04/15/12	6,030,000
Intelsat Subsidiary Holding Co. Ltd. (BB-/B3)(b)
	10,000,000	8.500	01/15/13	9,250,000
	5,000,000	8.875	01/15/15	4,525,000

				42,964,769

Textiles & Apparel — 0.2%
Oxford Industries, Inc. (B+/B2)
	3,500,000	8.875	06/01/11	2,625,000
Propex Fabrics, Inc. (WR)(a)
	2,500,000	10.000	12/01/12	12,500
Quiksilver, Inc. (B-/Caa1)
	8,750,000	6.875	04/15/15	2,821,875
Warnaco, Inc. (BB+/Ba3)
	2,000,000	8.875	06/15/13	1,820,000

				7,279,375

Tobacco — 0.1%
Alliance One International, Inc. (B+/B2)
	1,000,000	8.500	05/15/12	735,000
	4,500,000	11.000	05/15/12	3,740,625

				4,475,625

Transportation — 0.1%
Stena AB (BB+/Ba2)
EUR	3,250,000	6.125	02/01/17	1,897,417

				1,897,417

Utilities — Distribution — 0.6%
AmeriGas Partners LP (Ba3)
	$3,750,000	7.250	05/20/15	3,056,250
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. (Ba3)
	7,250,000	7.125	05/20/16	5,800,000
Ferrellgas Finance LP (B+/Ba3)
	438,000	6.750	05/01/14	297,840
Inergy LP/Inergy Finance Corp. (B+/B1)
	3,550,000	6.875	12/15/14	2,769,000
	3,000,000	8.250	03/01/16	2,340,000
Suburban Propane Partners LP (B+/B1)
	5,250,000	6.875	12/15/13	4,252,500

				18,515,590

Utilities — Electric — 5.1%
Allegheny Energy Supply Co. LLC (BBB-/Baa3)(b)
	5,000,000	8.250	04/15/12	4,675,000
Dynegy Holdings, Inc. (B/B2)
	3,000,000	8.750	02/15/12	2,640,000
	4,000,000	7.500	06/01/15	2,800,000
	4,250,000	8.375	05/01/16	3,017,500
	1,500,000	7.125	05/15/18	900,000
	7,000,000	7.750	06/01/19	4,900,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Utilities — Electric — (continued)
Edison Mission Energy (BB-/B1)
$2,250,000	7.500%	06/15/13	$2,047,500
11,500,000	7.750	06/15/16	10,235,000
11,250,000	7.000	05/15/17	9,731,250
6,250,000	7.200	05/15/19	5,093,750
Elwood Energy LLC (BB/Ba1)
2,174,430	8.159	07/05/26	1,522,101
Intergen NV (BB-/Ba3)(b)
4,500,000	9.000	06/30/17	3,600,000
Ipalco Enterprises, Inc. (BB/Ba1)
1,500,000	8.625	11/14/11	1,395,000
Midwest Generation LLC (BB+/Baa3)
357,811	8.300	07/02/09	354,233
4,174,001	8.560	01/02/16	4,007,041
Mirant Americas Generation LLC (B-/B3)
8,750,000	8.300	05/01/11	8,465,625
Mirant Mid-Atlantic LLC (BB/Ba1)
2,236,320	9.125	06/30/17	2,012,688
Mirant North America LLC (B-/B1)
9,250,000	7.375	12/31/13	8,856,875
NRG Energy, Inc. (B/B1)
17,100,000	7.250	02/01/14	15,988,500
20,875,000	7.375	02/01/16	19,413,750
6,000,000	7.375	01/15/17	5,520,000
Orion Power Holdings, Inc. (BB/Ba3)
3,500,000	12.000	05/01/10	3,491,250
Reliant Energy, Inc. (B+/B1)
4,500,000	7.625	06/15/14	3,735,000
8,500,000	7.875	06/15/17	6,927,500
The AES Corp. (BB-/B1)
5,500,000	9.500	06/01/09	5,390,000
5,250,000	9.375	09/15/10	4,961,250
7,500,000	7.750	10/15/15	6,262,500
8,000,000	8.000	10/15/17	6,600,000
6,250,000	8.000 (b)	06/01/20	4,812,500

			159,355,813

Utilities — Pipelines — 2.3%
El Paso Corp. (BB-/Ba3)
4,000,000	12.000	12/12/13	3,970,000
11,500,000	7.000	06/15/17	9,056,250
3,000,000	7.250	06/01/18	2,355,000
El Paso Natural Gas Co. (BB/Baa3)
3,125,000	8.625	01/15/22	2,719,800
2,375,000	7.500	11/15/26	1,966,277
4,250,000	8.375	06/15/32	3,572,564
El Paso Natural Gas Co. (BB+/Baa3)
6,500,000	7.625	07/15/19	5,135,000
Energy Transfer Partners LP (BBB-/Baa3)(e)
4,000,000	9.700	03/15/19	4,119,544
Mark West Energy Partners LP/Mark West Energy Finance Corp. Series B (B+/B2)
6,750,000	8.500	07/15/16	4,303,125
Regency Energy Partners (B/B1)
5,848,000	8.375	12/15/13	4,005,880
Southern Natural Gas Co. (BB/Baa3)
3,000,000	7.350	02/15/31	2,260,368
3,000,000	8.000%	03/01/32	2,423,512

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Utilities — Pipelines — (continued)
Southern Star Central Corp. (BB+/Ba2)
$1,000,000	6.750	03/01/16	$845,000
Targa Resources Partners LP (B/B2)(b)
2,000,000	8.250	07/01/16	1,280,000
Targa Resources, Inc. (CCC+/B3)
9,055,000	8.500	11/01/13	4,934,975
Tennessee Gas Pipeline Co. (BB/Baa3)
250,000	7.500	04/01/17	220,688
3,000,000	7.000	10/15/28	2,236,070
3,750,000	8.375	06/15/32	3,181,325
1,500,000	7.625	04/01/37	1,158,115
The Williams Cos., Inc. (BB+/Baa3)
5,000,000	8.125	03/15/12	4,650,000
11,000,000	7.875	09/01/21	8,387,500
1,000,000	7.500	01/15/31	680,000

			73,460,993

TOTAL CORPORATE BONDS			$2,677,224,424

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stocks — 0.1%
Lucent Technologies Capital Trust I
1,000	7.750	03/15/17	$340,000
Pliant Corp.(c)
2,796	13.000	09/01/09	3,076
Preferred Blocker, Inc.(b)
3,070	9.000	12/31/11	614,000
Spanish Broadcasting Systems, Inc.(c)(e)
3,074	10.750	10/15/13	768,500

TOTAL PREFERRED STOCKS			$1,725,576

Shares	Description	Value
Common Stocks — 0.1%
1,996,917	Adelphia Recovery Trust Series ACC-1*	$19,969
24,334	Axiohm Transaction Solutions, Inc.*	243
195,700	Huntsman Corp.	673,208
8,366	iPCS, Inc.*	57,391
1,656	Nycomed*	23
567,500	Parmalat SpA(b)	919,009
351	Pliant Corp.*	4
33,975	Polymer Group, Inc.*	186,862
2,500	Port Townsend Holdings Co., Inc.*	912,500
20,372	Smurfit Kappa Funding PLC	50,548
103,389	Viasystems Group, Inc.*	1,033,890
1,051	Zemex Minerals Group, Inc.*	—

TOTAL COMMON STOCKS		$3,853,647

	Expiration
Units	Date	Value
Warrants*(a) — 0.0%
APP China Group Ltd.
2,731	03/15/10	$—
Atrium Corp.
3,385	12/31/12	—
Avecia Group PLC (Ordinary)(b)
40,000	07/01/10	400
Avecia Group PLC (Preferred)(b)
40,000	01/01/10	400
Merrill Corp. Class A(b)
1,500	05/01/09	15
Parmalat SpA(b)
650	12/31/15	1,053

TOTAL WARRANTS		$1,868

Shares	Description	Value
Special Purpose Entity* — 0.0%
526,991	Adelphia Recovery Trust	$—

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 85.4%		$2,682,805,515

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(g) — 12.5%
Joint Repurchase Agreement Account II
$392,500,000	0.073%	01/02/09	$392,500,000
Maturity Value: $392,501,592

TOTAL INVESTMENTS — 97.9%			$3,075,305,515

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%			65,064,714

NET ASSETS — 100.0%			$3,140,370,229

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Security is currently in default/non-income producing.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $305,288,410, which represents approximately 9.7% of net assets as of December 31, 2008.
(c) Pay-in-kind securities.
(d) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
(e) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(f) These securities are issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.
(g) Joint repurchase agreement was entered into on December 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At December 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

British Pound	Sale	02/12/09	$17,668,732	$16,694,212	$974,520
Euro	Purchase	02/12/09	52,068,821	56,806,871	4,738,050
Euro	Sale	02/12/09	3,158,695	3,131,070	27,625

TOTAL					$5,740,195

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

British Pound	Purchase	02/12/09	$9,369,869	$8,793,371	$(576,498)
Euro	Sale	02/12/09	413,915,765	459,902,973	(45,987,208)

TOTAL					$(46,563,706)

TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$4,590,320,998

Gross unrealized gain	9,033,380
Gross unrealized loss	(1,524,048,863)

Net unrealized security loss	$(1,515,015,483)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — 80.5%
Banks — 14.5%
ANZ Capital Trust I(a)(b)
	$850,000	4.484%	12/15/49	$656,979
ANZ Capital Trust II(a)(b)
	800,000	5.360	12/29/49	493,319
Astoria Financial Corp.(b)
	225,000	5.750	10/15/12	201,046
Banca Popolare di Bergamo Capital Trust(b)(c)
EUR	475,000	8.364	02/15/49	491,904
Citigroup, Inc.
	$2,700,000	5.300	10/17/12	2,602,060
	1,750,000	5.500	04/11/13	1,703,947
	2,525,000	6.875	03/05/38	2,813,581
HBOS PLC(a)(b)(c)
	1,750,000	5.375	11/01/49	854,382
HSBC Capital Funding LP(a)(b)(c)
	1,050,000	4.610	06/27/49	545,115
ING Capital Funding Trust III(b)(c)
	1,075,000	8.439	12/31/49	542,298
JPMorgan Chase & Co.(b)(c)
	1,225,000	7.900	04/30/49	1,018,992
JPMorgan Chase Capital Co. Series T(b)
	1,650,000	6.550	09/29/36	1,394,725
Manufacturers & Traders Trust Co.(b)(c)
	1,495,000	5.585	12/28/20	1,072,686
MUFG Capital Finance 1 Ltd.(b)(c)
	3,025,000	6.346	07/25/49	2,178,000
Nordea Bank Sweden AB(a)(b)(c)
	2,380,000	8.950	11/29/49	1,839,904
Northern Trust Co.
	1,625,000	6.500	08/15/18	1,736,152
PNC Bank NA
	1,000,000	4.875	09/21/17	921,272
	850,000	6.000	12/07/17	844,744
RBS Capital Trust II(b)(c)
	1,000,000	5.512	09/30/49	400,000
Resona Bank Ltd.(a)(b)(c)
	1,475,000	5.850	04/15/49	836,144
Santander Issuances SA Unipersonal(a)(b)(c)
	700,000	5.805	06/20/16	629,756
Sovereign Bank(b)(c)
	455,000	4.903	08/01/13	324,350
Sumitomo Mitsui Banking Corp.(a)(b)(c)
	450,000	5.625	10/15/49	333,257
Wachovia Bank NA
	1,450,000	7.800	08/18/10	1,473,567
	1,300,000	6.600	01/15/38	1,410,380
Wachovia Corp.
	4,844,000	5.500	05/01/13	4,789,946

				32,108,506

Brokerage — 8.1%
Bear Stearns Co., Inc.
	5,600,000	6.400	10/02/17	5,846,764
	925,000	7.250	02/01/18	1,004,962
Merrill Lynch & Co., Inc.
	4,661,000	5.450	02/05/13	4,480,368

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Brokerage — (continued)
Merrill Lynch & Co., Inc. (continued)
$1,200,000	6.400%	08/28/17	$1,202,241
Morgan Stanley(b)
5,100,000	6.250	08/28/17	4,319,052
1,225,000	6.625	04/01/18	1,074,680

			17,928,067

Captive Financial(b) — 0.5%
Nelnet, Inc.
1,760,000	5.125	06/01/10	1,091,728

Distributor(a)(b) — 0.4%
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000	06/01/16	882,068

Electric(b) — 3.5%
Arizona Public Service Co.
500,000	6.250	08/01/16	408,313
Commonwealth Edison Co.
1,475,000	6.150	09/15/17	1,371,526
1,025,000	5.900	03/15/36	817,238
MidAmerican Energy Holdings Co.
2,475,000	5.750	04/01/18	2,414,249
NiSource Finance Corp.(c)
500,000	2.723	11/23/09	450,525
Progress Energy, Inc.
1,000,000	7.000	10/30/31	926,462
Public Service Co. of Oklahoma Series G
1,650,000	6.625	11/15/37	1,509,695

			7,898,008

Energy(b) — 3.8%
EnCana Corp.
2,325,000	6.500	02/01/38	1,870,774
Kerr-McGee Corp.
3,000,000	6.950	07/01/24	2,630,544
Nexen, Inc.
2,350,000	6.750	08/01/37	2,200,926
Petro-Canada
725,000	6.050	05/15/18	597,524
Transocean, Inc.
1,175,000	6.000	03/15/18	1,070,191

			8,369,959

Entertainment — 0.6%
Time Warner Entertainment Co.
1,290,000	8.375	03/15/23	1,283,232

Food & Beverage — 0.8%
Cargill, Inc.(a)(b)
1,250,000	6.000	11/27/17	1,120,806
Kraft Foods, Inc.
750,000	6.500	08/11/17	753,857

			1,874,663

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Life Insurance — 4.8%
Americo Life, Inc.(a)(b)
	$550,000	7.875%		05/01/13	$522,500
AXA Financial, Inc.(b)
	805,000	7.750		08/01/10	798,718
Lincoln National Corp.(b)(c)
	1,600,000	7.000		05/17/66	592,000
MetLife Capital Trust X(a)(b)(c)
	600,000	9.250		04/08/38	418,543
Nationwide Life Global Funding I(a)
	2,450,000	5.450		10/02/12	1,913,146
Phoenix Life Insurance Co.(a)(b)
	2,600,000	7.150		12/15/34	1,595,958
Reinsurance Group of America, Inc.
	625,000	6.750		12/15/11	512,847
	2,250,000	6.750	(b)(c)	12/15/65	785,773
SL Finance PLC(b)(c)
EUR	650,000	6.375		07/12/22	783,814
Symetra Financial Corp.(a)(b)
	$1,600,000	6.125		04/01/16	1,317,320
	725,000	8.300	(c)	10/15/37	415,255
The MONY Group, Inc.(b)
	1,000,000	8.350		03/15/10	988,901

					10,644,775

Media-Cable — 4.7%
British Sky Broadcasting Group PLC(a)(b)
	1,975,000	6.100		02/15/18	1,621,671
Comcast Cable Communications Holdings, Inc.
	2,200,000	8.375		03/15/13	2,275,953
	1,350,000	9.455		11/15/22	1,636,013
Rogers Communications, Inc.(b)
	2,500,000	6.800		08/15/18	2,526,077
Time Warner Cable, Inc.(b)
	1,300,000	5.400		07/02/12	1,213,871
	1,075,000	8.750		02/14/19	1,168,885

					10,442,470

Media-Non Cable(b) — 1.5%
News America, Inc.
	2,450,000	6.650		11/15/37	2,377,509
Thomson Reuters Corp.
	1,025,000	6.500		07/15/18	932,076

					3,309,585

Metals & Mining(b) — 1.5%
ArcelorMittal
	1,925,000	6.125		06/01/18	1,318,159
Inco Ltd.
	2,050,000	5.700		10/15/15	1,681,740
Xstrata Canada Corp.
	500,000	7.250		07/15/12	445,000

					3,444,899

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Noncaptive-Financial — 6.6%
American General Finance Corp.(d)
1,225,000	8.450%	10/15/09	$882,012
Countrywide Home Loans, Inc.
3,025,000	5.625	07/15/09	3,011,696
954,000	4.125	09/15/09	943,268
GATX Financial Corp.(b)
3,400,000	5.125	04/15/10	3,184,828
General Electric Capital Corp.
3,800,000	5.625	05/01/18	3,827,546
Nelnet, Inc.(b)(c)
625,000	7.400	09/29/36	231,388
PHH Corp.(b)
750,000	7.125	03/01/13	424,931
SLM Corp.
2,750,000	5.400	10/25/11	2,080,193

			14,585,862

Pipelines(b) — 5.2%
Energy Transfer Partners LP
6,652,000	5.950	02/01/15	5,752,079
Enterprise Products Operating LP
2,350,000	5.600	10/15/14	2,067,501
275,000	5.000	03/01/15	232,433
ONEOK Partners LP
1,400,000	6.150	10/01/16	1,226,813
Southern Natural Gas Co.(a)
700,000	5.900	04/01/17	535,570
Tennessee Gas Pipeline Co.
1,150,000	8.375	06/15/32	992,325
TransCanada PipeLines Ltd.(c)
1,500,000	6.350	05/15/67	670,489

			11,477,210

Property/Casualty Insurance — 6.2%
Ace Capital Trust II(b)
250,000	9.700	04/01/30	200,000
Ace INA Holdings, Inc.(b)
1,500,000	6.700	05/15/36	1,314,343
AON Capital Trust A
900,000	8.205	01/01/27	495,000
Arch Capital Group Ltd.(b)
1,245,000	7.350	05/01/34	1,021,428
Aspen Insurance Holdings Ltd.(b)
1,025,000	6.000	08/15/14	674,013
Catlin Insurance Co. Ltd.(a)(b)(c)
1,050,000	7.249	01/19/49	417,618
CNA Financial Corp.(b)
1,000,000	5.850	12/15/14	710,000
Endurance Specialty Holdings Ltd.(b)
1,100,000	6.150	10/15/15	953,850
1,350,000	7.000	07/15/34	877,500
Everest Reinsurance Holdings, Inc.(b)(c)
1,500,000	6.600	05/15/37	612,192

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
Marsh & McLennan Cos., Inc.(b)
$1,000,000	5.150%		09/15/10	$954,835
QBE Insurance Group Ltd.(a)
647,500	9.750		03/14/14	522,645
855,000	5.647	(b)(c)	07/01/23	520,678
Swiss Re Capital I LP(a)(b)(c)
2,475,000	6.854		05/29/49	787,186
The Travelers Cos., Inc.(b)(c)
1,300,000	6.250		03/15/37	851,548
White Mountains Reinsurance Group Ltd.(a)(b)
1,725,000	6.375		03/20/17	1,407,125
ZFS Finance USA Trust I(a)(b)(c)
1,375,000	6.150		12/15/65	770,380
ZFS Finance USA Trust II(a)(b)(c)
1,275,000	6.450		12/15/65	595,487

				13,685,828

Real Estate Investment Trusts — 9.1%
Arden Realty LP(b)(e)
1,160,000	5.200		09/01/11	1,113,634
BRE Properties, Inc.(b)
3,525,000	7.450		01/15/11	3,033,544
Colonial Realty LP(b)
1,750,000	6.050		09/01/16	1,052,111
Health Care Property Investors, Inc.(b)
1,825,000	5.950		09/15/11	1,512,487
Highwoods Properties, Inc.(b)
2,925,000	5.850		03/15/17	1,809,387
Hospitality Properties Trust(b)
775,000	6.700		01/15/18	360,484
Liberty Property LP(b)
225,000	7.750		04/15/09	222,331
Pan Pacific Retail Properties, Inc.(b)
1,350,000	5.950		06/01/14	942,547
Post Apartment Homes LP
1,500,000	7.700		12/20/10	1,327,562
3,000,000	6.300	(b)	06/01/13	2,416,071
ProLogis(b)
2,250,000	5.500		04/01/12	1,355,620
Shurgard Storage Centers, Inc.(b)
2,050,000	7.750		02/22/11	2,058,780
Simon Property Group LP(b)
1,000,000	5.600		09/01/11	837,208
1,350,000	6.125		05/30/18	912,198
WEA Finance LLC(a)(b)
1,625,000	7.125		04/15/18	1,152,760

				20,106,724

Retailers(b) — 0.3%
CVS Caremark Corp.
800,000	6.250		06/01/27	743,842

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Software(b) — 0.1%
Sabre Holdings Corp.
1,300,000	8.350	03/15/16	279,500

Technology(b) — 0.9%
Computer Sciences Corp.(a)
$475,000	6.500%	03/15/18	$409,177
Fiserv, Inc.
1,775,000	6.125	11/20/12	1,567,463

			1,976,640

Tobacco — 2.4%
Altria Group, Inc.
1,875,000	9.700	11/10/18	2,026,556
BAT International Finance PLC(a)(b)
1,325,000	9.500	11/15/18	1,472,891
Philip Morris International, Inc.
1,800,000	5.650	05/16/18	1,784,400

			5,283,847

Wireless Telecommunications(b) — 1.1%
AT&T Wireless Services, Inc.
900,000	8.750	03/01/31	1,112,964
AT&T, Inc.
1,175,000	6.400	05/15/38	1,258,638

			2,371,602

Wirelines Telecommunications — 3.9%
Deutsche Telekom International Finance BV
1,650,000	8.750	06/15/30	2,024,053
Telecom Italia Capital(b)
1,700,000	4.950	09/30/14	1,309,000
Verizon Wireless(a)(b)
4,600,000	8.500	11/15/18	5,389,714

			8,722,767

TOTAL CORPORATE BONDS			$178,511,782

Mortgage-Backed Obligations — 19.2%
Collateralized Mortgage Obligations — 4.0%
Adjustable Rate Non-Agency — 4.0%
Citigroup Mortgage Loan Trust, Inc. Series 2005-4, Class A(c)
$3,137,948	5.342	08/25/35	$2,496,926
Countrywide Alternative Loan Trust Series 2007-06, Class A4
1,200,000	5.750	04/25/47	496,178
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
2,616,381	5.750	07/25/37	1,203,127
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
2,086,349	6.000	08/25/37	1,167,657
Residential Asset Securitization Trust Series 2007-06, Class 1A3
1,808,014	6.000	04/25/37	600,600
Structured Adjustable Rate Mortgage Loan Trust Series 2005-21, Class 7A1(c)
2,336,639	6.007	11/25/35	1,327,243

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations (continued)
Adjustable Rate Non-Agency (continued)
Washington Mutual Pass-Through Certificates Series 2005-AR15, Class A1A1(c)
1,704,143	0.731	11/25/45	787,351
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
$1,738,632	6.000%	06/25/37	$906,601

			8,985,683

Federal Agencies — 15.2%
FNMA — 15.2%
453,682	4.500	10/01/18	466,645
99,438	4.500	11/01/18	102,279
167,454	4.500	12/01/18	172,239
657,781	4.500	05/01/19	674,930
327,224	4.500	06/01/19	335,756
226,979	4.500	08/01/19	232,896
1,994,278	4.500	11/01/22	2,041,486
655,426	4.500	03/01/23	670,941
989,408	4.500	04/01/23	1,012,730
1,987,137	4.500	06/01/23	2,033,977
2,173,140	4.500	07/01/23	2,224,364
74,701	4.500	08/01/23	76,462
74,689	4.500	11/01/23	76,449
813,638	6.000	02/01/36	838,591
24,267	5.500	06/01/36	24,905
35,219	6.000	10/01/36	36,299
465,355	5.500	07/01/37	477,564
489,405	5.500	02/01/38	502,196
553,945	6.000	08/01/38	570,847
1,974,796	6.500	09/01/38	2,053,171
42,744	6.000	10/01/38	44,048
364,381	6.000	11/01/38	375,497
7,000,000	4.500	TBA-15yr(f)	7,153,125
11,000,000	6.500	TBA-15yr(f)	11,422,818

			33,620,215

TOTAL MORTGAGE-BACKED OBLIGATIONS			$42,605,898

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 99.7%			$221,117,680

Repurchase Agreement(g) — 6.7%
Joint Repurchase Agreement Account II
$14,900,000	0.073%	01/02/09	$14,900,000
Maturity Value: $14,900,060

TOTAL INVESTMENTS — 106.4%			$236,017,680

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%			(14,261,757)

NET ASSETS — 100.0%			$221,755,923

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $29,977,354, which represents approximately 13.5% of net assets as of December 31, 2008.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $18,575,943 which represents approximately 8.4% of net assets as of December 31, 2008.
(g) Joint repurchase agreement was entered into on December 31, 2008. Additional information appears in the Notes to the Schedule of Investments Section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At December 31, 2008, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

British Pound	Sale	01/15/09	$396,611	$377,283	$19,328

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Euro	Sale	01/13/09	$1,250,535	$1,343,583	$(93,048)

FORWARD SALES CONTRACT — At December 31, 2008, the Fund had the following forward sales contract:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA (Proceeds Receivable: $11,170,156)	4.500%	TBA - 15yr(f)	01/20/09	$11,000,000	$11,240,625

FUTURES CONTRACTS — At December 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	10	March 2009	$2,473,500	$21,861
Eurodollars	6	June 2009	1,483,050	12,620
Eurodollars	1	September 2009	246,863	1,971
Eurodollars	(13)	December 2009	(3,204,013)	(66,832)
2 Year U.S. Treasury Notes	(21)	March 2009	(4,579,313)	(16,894)
5 Year U.S. Treasury Notes	167	March 2009	19,882,133	584,572
10 Year U.S. Treasury Notes	(42)	March 2009	(5,281,500)	(46,499)
30 Year U.S. Treasury Bonds	(25)	March 2009	(3,451,172)	31,341

TOTAL				$522,140

SWAP CONTRACTS — At December 31, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	8,000		09/02/10	4.309%	3 month LIBOR	$—	$421,692
	7,000		10/19/15	4.965	3 month LIBOR	—	1,156,423
	5,800	(a)	11/18/15	4.444	3 month LIBOR	—	453,833
	4,300	(a)	11/25/15	3.815	3 month LIBOR	—	212,450
	3,100	(a)	06/17/19	3.500	3 month LIBOR	(45,162)	272,600
	3,600	(a)	11/18/20	3 month LIBOR	4.569%	—	(490,813)
	2,600	(a)	11/25/20	3 month LIBOR	3.807	—	(186,311)
	2,000	(a)	06/17/24	3 month LIBOR	3.500	28,766	(183,902)
	4,000		03/18/35	5.288	3 month LIBOR	—	1,928,402
	2,800		04/09/35	5.266	3 month LIBOR	—	1,307,893
Citibank NA	100	(a)	06/18/29	3 month LIBOR	3.500	(9,061)	(1,147)

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

INTEREST RATE SWAP CONTRACTS (continued)
				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	by the Fund	Gain (Loss)

Credit Suisse First Boston Corp.	$9,500	(a)	06/17/16	3 month LIBOR	3.500%	$(364,461)	$(259,128)
	900	(a)	06/17/24	3 month LIBOR	3.500	(65,875)	(3,937)
	1,100	(a)	06/18/29	3 month LIBOR	3.500	(118,026)	5,738
Deutsche Bank Securities, Inc.	2,800	(a)	06/17/16	3 month LIBOR	3.500	(105,733)	(78,062)
	1,100	(a)	06/17/19	3.500%	3 month LIBOR	(16,025)	96,729
	4,600	(a)	06/17/24	3 month LIBOR	3.500	(203,656)	(153,158)
	900	(a)	06/18/29	3 month LIBOR	3.500	(67,721)	(24,151)
	3,800	(a)	06/17/39	3.500	3 month LIBOR	446,118	91,326
JPMorgan Securities, Inc.	20,300	(a)	06/17/14	3.250	3 month LIBOR	520,947	402,599
	5,800	(a)	06/17/16	3 month LIBOR	3.500	(220,647)	(160,071)
	200	(a)	06/17/19	3.500	3 month LIBOR	(2,406)	17,079
	200	(a)	06/17/24	3 month LIBOR	3.500	2,073	(17,587)
	200	(a)	06/18/29	3 month LIBOR	3.500	(18,796)	(1,620)

TOTAL						$(239,665)	$4,806,877

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2008.
CREDIT DEFAULT SWAP CONTRACTS

						Upfront
		Notional	Rates			Payments
	Referenced	Amount	paid by	Termination	Market	received	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	Value	by the Fund	Gain (Loss)

Protection Purchased:
Credit Suisse First Boston Corp.	Computer Sciences Corp. 5.000%, 02/15/13	$475	(1.180)%	03/20/18	$(6,919)	$—	$(6,919)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index	5,000	(1.550)	06/20/13	111,657	(15,675)	127,332

TOTAL					$104,738	$(15,675)	$120,413

TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$274,824,928

Gross unrealized gain	4,105,248
Gross unrealized loss	(42,912,496)

Net unrealized security loss	$(38,807,248)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Sovereign Debt Obligations — 37.0%
Argentina(a) — 0.2%
Republic of Argentina (B-)
ARS	3,375,791	2.000%	01/03/16	$281,054

Colombia — 2.9%
Republic of Colombia (BB+/Ba1)
COP	8,000,000,000	9.850	06/28/27	3,538,838

Hungary — 7.6%
Hungary Government Bond (BBB/A3)
HUF	1,921,900,000	7.250	06/12/12	9,377,726

Mexico — 6.6%
Mexican Fixed Rate Bonds (A+/Baa1)
MXN	16,000,000	10.000	12/05/24	1,333,906
Mexican Udibonos (A+/Baa1)
	96,030,052	3.500	12/14/17	6,718,636

				8,052,542

Peru — 4.5%
Peru Government Bond (BBB+/Baa3)
PEN	15,500,000	12.250	08/10/11	5,535,467

Poland — 4.6%
Poland Government Bond (A/A2)
PLN	17,749,920	3.000	08/24/16	5,659,247

Turkey — 8.8%
Turkey Government Bond (BB)
TRY	10,690,020	10.000	02/15/12	6,337,135
Turkey Government Bond (Ba3)
	4,080,000	14.000	01/19/11	2,524,393
Turkey Government Bond
	3,000,000	16.000	08/28/13	1,890,185

				10,751,713

Uruguay — 1.8%
Republic of Uruguay (BB-/Ba3)
UYU	83,210,470	5.000	09/14/18	2,189,390

TOTAL SOVEREIGN DEBT OBLIGATIONS				$45,385,977

Corporate Obligations — 9.4%
Brazil — 2.2%
Morgan Stanley (A/A2)(b)
BRL	9,000,000	10.090	05/03/17	$2,238,422
RBS-Zero Hora Editora Jornalistica SA (BB)
	2,000,000	11.250	06/15/17	454,545

				2,692,967

Germany — 1.0%
Kreditanstalt fuer Wiederaufbau (AAA/Aaa)
NGN	255,000,000	8.500	01/18/11	1,225,716

Russia — 3.9%
Gazprombank (BB+/A3)
RUB	60,000,000	7.250	02/22/10	1,532,668

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Obligations — (continued)
Russia — (continued)
Red Arrow International Leasing Plc (BBB/Baa2)
RUB	209,463,878	8.375%		06/30/12	$3,292,702

					4,825,370

United Arab Emirates(a) — 2.3%
Jafz Sukuk Ltd. (A+/A1)
AED	17,000,000	5.681		11/27/12	2,869,550

TOTAL CORPORATE OBLIGATIONS					$11,613,603

Credit Linked Notes — 13.9%
Egypt(c)(d) — 3.3%
Arab Republic of Egypt
	$1,022,000	0.000%		04/16/09	$1,051,587
EGP	18,092,122	0.000		08/06/09	3,061,602

					4,113,189

Indonesia — 5.9%
Republic of Indonesia
IDR	21,000,000,000	10.000	(e)	07/15/17	1,738,981
	$7,670,484	10.000	(b)(f)	07/18/17	5,448,192

					7,187,173

Nigeria(d)(g) — 4.7%
Federal Republic of Nigeria
NGN	826,288,113	0.000		05/11/09	5,719,546

TOTAL CREDIT LINKED NOTES					$17,019,908

Foreign Debt Obligation — 0.7%
Supranational — 0.7%
International Bank Reconstruction & Development
UYU	29,270,033	3.400		04/15/17	$813,227

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 61.0%					$74,832,715

Repurchase Agreement(h) — 35.5%
Joint Repurchase Agreement Account II
	$43,600,000	0.073%		01/02/09	$43,600,000
Maturity Value: $43,600,177

TOTAL INVESTMENTS — 96.5%					$118,432,715

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.5%					4,336,634

NET ASSETS — 100.0%					$122,769,349

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,686,614, which represents approximately 6.3% of net assets as of December 31, 2008.
(c) The underlying security is issued by Citigroup Inc.
(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e) The underlying security is issued by HSBC Corp.
(f) The underlying security is issued by J.P. Morgan Chase.
(g) The underlying security is issued by Standard Bank Plc.
(h) Joint repurchase agreement was entered into on December 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
CETIP	— Central of Custody and Settlement of Private Bonds
KWCDC	— South Korean Won Certificate of Deposit

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At December 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Chilean Peso	Purchase	02/03/09	$3,434,457	$3,595,648	$161,191
Indian Rupiah	Purchase	02/03/09	4,856,049	5,228,512	372,463
Malaysian Ringgit	Purchase	02/03/09	4,477,064	4,648,511	171,447
Philippine Peso	Purchase	02/03/09	2,482,947	2,647,051	164,104
Singapore Dollar	Purchase	03/18/09	4,694,664	4,896,559	201,895
South African Rand	Purchase	03/18/09	4,574,378	5,066,642	492,264
South Korean Won	Purchase	02/03/09	2,658,775	2,935,018	276,243
Taiwan Dollar	Purchase	02/03/09	3,849,475	3,917,308	67,833
Taiwan Dollar	Sale	02/03/09	257,213	255,702	1,511
Yuan Renminbi	Purchase	02/03/09	7,358,164	7,418,225	60,061

TOTAL					$1,969,012

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Brazilian Real	Purchase	02/03/09	$8,525,914	$8,038,245	$(487,669)
Malaysian Ringgit	Sale	02/03/09	309,157	318,676	(9,519)
Russian Ruble	Purchase	02/03/09	612,500	583,942	(28,558)
Philippine Peso	Sale	02/03/09	124,575	133,670	(9,095)
Yuan Renminbi	Sale	02/03/09	356,484	360,541	(4,057)

TOTAL					$(538,898)

INTEREST RATE SWAP CONTRACTS — At December 31, 2008, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	received by	made by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	Gain

Citibank NA	KRW	8,500,000	12/04/13	4.080%	3 month KWCDC	$202,926
JPMorgan Securities, Inc.					Brazilian Interbank
	BRL	12,000	01/02/12	12.660	Deposit Average	37,638
					Brazilian Interbank
		6,000	01/02/12	13.360	Deposit Average	56,985
					Brazil CETIP
					Interbank Deposit
		8,000	01/02/12	16.140	Rate	238,983

TOTAL						$536,532

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$148,217,536

Gross unrealized gain	69,063
Gross unrealized loss	(29,853,884)

Net unrealized security gain	$(29,784,821)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 122.6%
Collateralized Mortgage Obligations — 10.4%
Adjustable Rate Non-Agency(a) — 8.7%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$416,292	4.996%	04/25/35	$289,930
American Home Mortgage Assets Series 2006-3, Class 1A1
6,083,777	3.226	10/25/46	2,516,683
American Home Mortgage Investment Trust Series 2004-3, Class 1A
25,630	0.841	10/25/34	18,254
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
544,447	4.707	04/25/34	397,712
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
1,589,480	5.076	06/25/35	900,309
Bear Stearns Alt-A Trust II Series 2007-1, Class 1A1
3,459,251	6.196	09/25/47	1,763,346
Bear Stearns Alt-A Trust Series 2004-3, Class A1
135,053	1.111	04/25/34	67,640
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,505,745	5.334	07/25/35	811,123
Countrywide Alternative Loan Trust Series 2005-16, Class A1
1,172,825	3.901	06/25/35	511,652
Countrywide Alternative Loan Trust Series 2005-38, Class A1
337,475	3.756	09/25/35	163,313
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
1,342,770	0.838	11/20/35	595,930
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A
6,691,864	3.636	11/25/47	2,535,362
Countrywide Home Loan Trust Series 2003-52, Class A1
551,368	5.290	02/19/34	300,260
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
533,141	4.539	11/20/34	287,002
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
2,275,478	4.899	08/20/35	1,187,817
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
190,339	4.750	12/25/34	144,473
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
1,390,766	5.731	12/19/35	766,595
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
952,383	0.778	10/20/45	410,890
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
511,023	0.821	01/19/36	232,159
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
1,961,538	0.831	01/19/36	875,487
Impac CMB Trust Series 2004-08, Class 1A
152,904	1.191	10/25/34	34,392
Impac CMB Trust Series 2005-06, Class 1A1
1,767,242	0.721	10/25/35	780,406
Impac Secured Assets Corp. Series 2005-2, Class A1W
2,172,172	0.721	03/25/36	814,209
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
928,669	5.321	08/25/35	512,652

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
$632,508	5.404%	09/25/35	$356,433
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
1,783,079	5.062	07/25/35	1,264,218
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
827,441	4.197	07/25/35	630,158
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
719,654	4.740	07/25/35	553,930
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
772,346	4.068	07/25/35	587,953
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
736,263	4.768	07/25/35	558,651
Lehman XS Trust Series 2005-5N, Class 3A1A
1,536,610	0.771	11/25/35	679,092
Luminent Mortgage Trust Series 2006-5, Class A1A
638,061	0.661	07/25/36	248,298
Master Adjustable Rate Mortgages Trust Series 2007-1, Class I2A3
1,692,412	2.996	01/25/47	446,204
Merrill Lynch Alternative Note Asset Series 2007-AF1, Class AV1
2,605,410	5.625	06/25/37	1,196,862
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
1,651,949	5.365	10/25/34	830,226
Mortgage IT Trust Series 2005-5, Class A1
1,284,203	0.731	12/25/35	632,446
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
1,632,824	3.256	01/25/46	702,920
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
1,284,195	5.204	09/25/35	827,067
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
1,456,600	5.180	09/25/35	948,251
Sequoia Mortgage Trust Series 2004-09, Class A2
507,857	3.745	10/20/34	328,987
Structured Adjustable Rate Mortgage Loan Series 2004-19, Class 2A2
165,115	4.691	01/25/35	105,837
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
688,967	4.380	05/25/34	364,836
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
1,056,587	4.715	06/25/34	751,786
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
304,950	5.250	09/25/34	160,850
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
1,316,499	5.450	11/25/34	840,851
Structured Adjustable Rate Mortgage Loan Trust Series 2007-09, Class 1A1
8,530,230	6.000	10/25/37	4,277,672
Structured Adjustable Rate Mortgage Loan Trust Series 2007-10, Class 1A1
5,978,447	6.000	11/25/37	2,908,805

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Structured Asset Mortgage Investments, Inc. Series 2007-AR3, Class 2A1
$6,290,994	0.661%	09/25/47	$2,345,718
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
3,817,453	3.756	08/25/47	1,610,628
Structured Asset Securities Corp. Series 2003-26A, Class 3A5
980,065	4.952	09/25/33	628,419
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
49,399	5.140	11/25/33	36,766
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
190,315	5.320	12/25/33	137,869
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
906,597	4.243	06/25/34	721,694
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
3,324,551	5.297	03/25/37	2,195,428
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
11,717,682	6.599	12/28/37	6,138,151
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
1,114,846	4.999	10/25/35	845,092

			51,779,694

Interest Only(b) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
40,113	5.500	04/25/33	3,318
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
269,265	5.500	06/25/33	25,384
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)
64,138	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
1,632	5.500	04/25/33	47
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
443	5.750	05/25/33	3
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
9,044	5.500	06/25/33	173
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
385,793	5.250	07/25/33	40,342
FHLMC REMIC Series 2575, Class IB
151,474	5.500	08/15/30	5,370
FNMA REMIC Series 2004-47, Class EI(a)(c)
1,256,913	0.000	06/25/34	36,935
FNMA REMIC Series 2004-62, Class DI(a)(c)
564,945	0.000	07/25/33	13,035
FNMA Series E, Class E2
354	506.000	09/01/10	1,213
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
32,984	0.120	08/25/33	159
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
10,695	0.320	07/25/33	96

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(b) — (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2003-S3, Class 1A41
$198,838	5.500%	06/25/33	$19,146

			145,221

Inverse Floaters(a) — 0.0%
GNMA Series 2001-48, Class SA
22,847	23.108	10/16/31	27,273
GNMA Series 2001-51, Class SB
22,415	23.108	10/16/31	27,196
GNMA Series 2001-59, Class SA
34,421	22.945	11/16/24	40,983

			95,452

Planned Amortization Class — 0.9%
FNMA REMIC Series 2003-88, Class TH
5,000,000	4.500	09/25/18	5,033,394

Regular Floater(a)(c) — 0.2%
FHLMC REMIC Series 3013, Class XH
167,896	0.000	08/15/35	159,446
FHLMC REMIC Series 3038, Class XA
70,260	0.000	09/15/35	63,768
FHLMC REMIC Series 3313, Class AU
70,422	0.000	04/15/37	71,602
FHLMC REMIC Series 3325, Class SX
1,045,942	0.000	06/15/37	995,336
FNMA REMIC Series 2006-81, Class LF
75,642	0.000	09/25/36	74,670

			1,364,822

Sequential Fixed Rate — 0.6%
Countrywide Alternative Loan Trust Series 2005-J11, Clas 2A1
675,384	6.000	10/25/35	425,070
Countrywide Alternative Loan Trust Series 2006-5T2, Class A3
749,748	6.000	04/25/36	513,252
FHLMC REMIC Series 1703, Class GC
150,837	6.500	04/15/09	150,587
FHLMC REMIC Series 1823, Class A
72,483	6.500	08/15/23	72,399
FHLMC REMIC Series 2042, Class N
634,584	6.500	03/15/28	643,055
FHLMC REMIC Series 2590, Class NV
1,000,000	5.000	03/15/18	1,027,464
FNMA REMIC Series 2000-16, Class ZG
884,246	8.500	06/25/30	988,830

			3,820,657

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$62,239,240

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Commercial Mortgage-Backed Securities — 8.8%
Interest Only(a)(b)(d) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
$4,606,352	1.144%	03/13/40	$93,265
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
4,750,326	0.972	01/15/38	69,471
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
5,025,344	1.425	02/11/36	111,920

			274,656

Sequential Fixed Rate — 8.7%
Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A4
4,000,000	5.115	10/10/45	3,190,676
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5,000,000	5.180	09/10/47	4,051,695
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4
10,295,000	5.540	09/11/41	7,889,134
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW14, Class A4
4,000,000	5.201	12/11/38	2,959,858
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PW10, Class A4
5,000,000	5.405	12/11/40	4,050,453
Credit Suisse Mortgage Capital Certificates Trust Series 2006-C4, Class A3
4,200,000	5.467	09/15/39	3,182,786
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
5,000,000	5.334	11/10/45	4,048,784
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
2,000,000	4.954	09/15/30	1,600,414
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
2,000,000	5.197	11/15/30	1,618,187
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
13,500,000	5.156	02/15/31	10,828,220
Morgan Stanley Capital I Series 2007-T25, Class A3
7,000,000	5.514	11/12/49	5,303,306
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
4,000,000	5.209	10/15/44	3,248,178

			51,971,691

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$52,246,347

Federal Agencies — 103.4%
Adjustable Rate FHLMC(a) — 0.9%
367,210	4.776	04/01/33	362,616
4,849,889	4.567	08/01/35	4,842,119

			5,204,735

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — 1.3%
$26,983	3.948%	07/01/22	$26,912
27,536	4.019	07/01/27	27,464
74,051	4.019	11/01/27	73,859
9,054	4.019	01/01/31	9,027
10,240	4.019	06/01/32	10,207
38,629	3.948	08/01/32	38,529
89,634	3.948	05/01/33	89,373
1,842,657	5.052	05/01/33	1,833,282
512,805	3.914	06/01/33	506,499
423,689	5.213	12/01/33	427,716
637,738	4.583	08/01/34	638,464
3,743,006	4.573	02/01/35	3,749,983
33,148	4.019	11/01/35	33,062
151,381	4.019	12/01/37	150,988
65,512	4.019	01/01/38	65,342
52,334	4.019	11/01/40	52,181

			7,732,888

Adjustable Rate GNMA(a) — 0.6%
77,663	5.375	06/20/23	78,027
34,850	4.625	07/20/23	34,590
36,520	4.625	08/20/23	36,206
98,690	4.625	09/20/23	97,939
26,601	5.375	03/20/24	26,565
242,490	5.375	04/20/24	243,493
28,710	5.375	05/20/24	28,827
243,245	5.375	06/20/24	244,154
134,813	4.625	07/20/24	133,737
189,475	4.625	08/20/24	187,929
61,128	4.625	09/20/24	60,609
69,137	5.125	11/20/24	68,408
59,058	5.125	12/20/24	58,741
49,927	5.375	01/20/25	49,912
24,031	5.375	02/20/25	24,002
84,718	5.375	05/20/25	85,140
62,358	4.625	07/20/25	61,827
31,428	5.375	02/20/26	31,344
1,685	4.625	07/20/26	1,668
92,721	5.375	01/20/27	92,469
30,028	5.375	02/20/27	29,932
252,442	5.375	04/20/27	253,045
29,333	5.375	05/20/27	29,402
27,826	5.375	06/20/27	27,890
9,322	5.125	11/20/27	9,193
36,038	5.125	12/20/27	35,539
78,263	5.375	01/20/28	77,891
27,896	5.250	02/20/28	27,722
30,425	5.375	03/20/28	30,278
167,782	4.625	07/20/29	165,593
64,459	4.625	08/20/29	63,615
22,971	4.625	09/20/29	22,669
76,857	5.125	10/20/29	75,639
99,268	5.125	11/20/29	97,786
25,140	5.125	12/20/29	24,740
34,928	5.250	01/20/30	34,637
17,545	5.250	02/20/30	17,391
69,055	5.250	03/20/30	68,364

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$105,172	5.375%	04/20/30	$105,160
264,089	5.375	05/20/30	264,161
24,377	5.375	06/20/30	24,392
224,128	4.625	07/20/30	221,461
33,880	4.625	09/20/30	33,475
69,847	4.875	10/20/30	68,231
362,845	4.750	12/20/34	352,006

			3,805,799

FHLMC — 24.3%
153,314	5.000	12/01/12	159,055
27,596	4.000	02/01/14	28,158
456,277	4.000	03/01/14	465,557
89,130	4.000	04/01/14	90,942
100,571	4.000	05/01/14	102,124
8,313	7.000	04/01/15	8,658
20,469	7.000	02/01/16	21,471
59,615	6.000	03/01/16	61,040
323,724	4.500	05/01/18	333,489
581,954	4.000	04/01/19	590,117
751,650	5.500	04/01/20	776,542
4,111,462	5.500	05/01/21	4,240,551
2,878,814	4.500	08/01/23	2,941,587
31,864	7.500	03/01/27	34,124
2,117,421	6.500	01/01/29	2,217,337
735,923	6.500	04/01/29	770,189
375,327	6.500	12/01/29	394,137
256,665	7.000	04/01/31	268,902
2,348,294	7.000	09/01/31	2,460,254
945,650	7.000	04/01/32	986,615
2,296,257	7.000	05/01/32	2,395,730
844,743	6.000	05/01/33	874,853
339,410	6.500	08/01/33	354,960
1,177,707	5.000	11/01/35	1,205,175
3,768,600	5.000	12/01/35	3,856,497
12,286,050	5.000	03/01/36	12,572,607
10,472,522	5.000	04/01/36	10,716,782
17,029,420	5.000	06/01/36	17,428,350
40,000,000	6.000	03/01/38	40,457,812
405,500	5.500	04/01/38	415,466
5,493,055	5.500	05/01/38	5,628,041
11,952,980	5.500	06/01/38	12,246,711
1,019,318	5.500	08/01/38	1,044,367
19,000,000	5.500	TBA-15yr(e)	19,445,322

			145,593,522

FNMA — 70.4%
61,047	4.000	06/01/13	61,894
83,100	4.000	07/01/13	84,562
116,423	4.000	08/01/13	118,055
222,701	4.000	09/01/13	225,866
5,218	5.500	09/01/13	5,428
467,743	4.000	10/01/13	474,391
11,893	5.500	02/01/14	12,373

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$358,070	4.000%	04/01/14	$363,246
2,459	5.500	04/01/14	2,558
5,652	5.500	04/01/16	5,862
6,293	5.500	08/01/16	6,526
77,864	5.500	11/01/16	80,745
138,175	5.000	12/01/16	143,514
62,843	5.500	12/01/16	65,169
88,218	5.500	01/01/17	91,483
25,804	5.000	02/01/17	26,685
196,459	5.000	04/01/17	203,167
56,909	5.000	05/01/17	58,853
6,633	5.500	05/01/17	6,867
282,216	5.000	06/01/17	291,852
31,553	5.500	07/01/17	32,667
4,431	5.500	09/01/17	4,588
2,751,406	5.000	11/01/17	2,848,742
2,041,686	5.000	12/01/17	2,113,157
3,886,031	5.000	01/01/18	4,022,701
52,333	5.500	01/01/18	54,194
1,213,098	5.000	02/01/18	1,253,554
42,510	5.500	02/01/18	44,036
5,790	6.000	02/01/18	6,017
7,073,411	5.000	03/01/18	7,306,466
4,086,748	5.000	04/01/18	4,226,562
76,805	5.500	04/01/18	79,585
2,534,037	5.000	05/01/18	2,620,656
13,441	5.500	05/01/18	13,913
53,384	6.000	05/01/18	55,474
12,198,411	4.500	06/01/18	12,566,597
3,298,309	5.000	06/01/18	3,408,425
163,863	5.000	07/01/18	169,222
3,369,296	4.000	08/01/18	3,457,139
72,863	5.000	09/01/18	75,218
66,222	5.000	10/01/18	68,362
497,225	5.000	11/01/18	514,850
312,511	6.000	11/01/18	324,743
441,913	7.000	11/01/18	459,257
512,692	4.000	12/01/18	526,059
2,642,277	4.500	12/01/18	2,717,770
597,697	6.000	12/01/18	621,092
476,293	6.000	01/01/19	494,935
11,148	5.500	02/01/19	11,535
53,469	5.500	04/01/19	55,256
165,668	6.000	04/01/19	170,815
248,162	4.000	05/01/19	252,228
13,599	5.500	05/01/19	14,079
35,089	6.000	05/01/19	36,432
73,507	5.500	07/01/19	75,964
176,088	5.500	08/01/19	181,974
88,038	5.500	09/01/19	90,981
1,164,423	6.000	09/01/19	1,213,172
1,217,372	4.000	10/01/19	1,237,318
189,541	5.500	10/01/19	195,878
57,637	5.500	11/01/19	59,564
43,243	5.500	12/01/19	44,689
335,217	5.500	02/01/20	346,842
1,461,856	6.000	12/01/20	1,523,058
76,124	5.500	01/01/21	78,668

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$749,211	6.000%	04/01/21	$778,354
647,084	6.000	07/01/21	672,253
578,068	6.000	08/01/21	600,553
592,904	6.000	09/01/21	615,966
119,806	7.000	09/01/21	126,782
262,515	6.000	10/01/21	272,727
216,776	6.000	11/01/21	225,208
286,898	6.000	01/01/22	298,058
352,768	7.000	06/01/22	373,333
166,450	7.000	07/01/22	176,153
205,256	6.000	08/01/22	213,228
56,421	6.000	09/01/22	58,612
608,166	6.000	03/01/23	631,822
3,982,054	4.500	05/01/23	4,075,917
305,085	6.000	06/01/23	316,905
916,167	5.000	07/01/23	941,771
1,543,160	6.000	08/01/23	1,602,943
948,756	6.000	11/01/23	985,547
42,734	6.500	01/01/29	44,963
3,640	7.000	01/01/29	3,850
123,452	6.500	04/01/29	129,743
76,469	6.500	05/01/29	80,366
826,965	6.500	06/01/29	869,106
411,439	6.500	07/01/29	432,404
40,066	6.500	09/01/29	42,108
3,576	7.000	09/01/29	3,784
7,110	7.000	02/01/30	7,523
80,206	7.000	08/01/31	84,159
3,788	7.000	03/01/32	4,009
2,779	7.000	04/01/32	2,941
10,754	7.000	05/01/32	11,380
26,551	7.000	06/01/32	28,096
3,656	7.000	07/01/32	3,868
6,436	6.500	08/01/32	6,724
251,376	6.500	11/01/32	262,626
202,698	6.000	01/01/33	209,986
5,274	6.000	02/01/33	5,464
953,397	5.500	03/01/33	979,656
1,569,240	5.500	04/01/33	1,612,461
759,467	5.500	05/01/33	780,385
864,172	5.500	06/01/33	887,973
123,001	6.000	06/01/33	127,312
4,948,912	5.500	07/01/33	5,085,218
40,877	6.000	07/01/33	42,310
635,627	5.500	09/01/33	653,134
101,253	6.000	09/01/33	104,801
628,682	5.500	10/01/33	645,998
25,346	6.000	10/01/33	26,234
1,349,872	5.500	12/01/33	1,388,528
8,967,407	5.500	01/01/34	9,214,393
658,571	5.500	06/01/34	676,709
218,770	5.500	07/01/34	225,015
4,925,567	6.000	10/01/34	5,082,780
7,438,912	5.500	11/01/34	7,639,150
65,907	6.000	11/01/34	68,145
1,712,566	6.000	12/01/34	1,770,720
1,426,893	6.000	04/01/35	1,474,442
643,643	7.500	05/01/35	682,135
17,184,591	5.000	06/01/35	17,580,032

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$999,999	6.000%	10/01/35	$1,030,824
2,654,667	6.000	06/01/36	2,694,252
353,198	7.500	08/01/36	371,013
2,544,135	6.000	09/01/36	2,622,158
7,093,698	6.500	09/01/36	7,376,337
24,736	5.500	10/01/36	25,387
807,257	6.000	11/01/36	832,013
6,010,061	6.500	11/01/36	6,249,524
1,004,641	6.000	12/01/36	1,035,450
1,442,745	6.500	12/01/36	1,500,229
167,776	7.500	12/01/36	176,238
451,223	6.000	01/01/37	465,060
508,778	6.500	02/01/37	529,021
4,865,117	6.500	03/01/37	5,058,962
1,194,808	5.500	04/01/37	1,226,155
2,423,748	5.500	05/01/37	2,487,339
321,891	6.000	05/01/37	331,762
1,781,937	7.500	05/01/37	1,868,500
494,300	5.000	06/01/37	505,261
1,386,337	6.500	07/01/37	1,441,496
198,088	7.000	07/01/37	203,681
1,738,379	7.500	07/01/37	1,824,699
2,105,333	6.000	08/01/37	2,140,597
4,399,842	6.500	08/01/37	4,574,902
74,144	7.000	08/01/37	76,238
58,492	7.500	08/01/37	60,883
1,152,160	6.000	09/01/37	1,169,340
3,678,653	6.500	09/01/37	3,825,025
33,129	7.000	09/01/37	34,065
4,403,108	7.500	09/01/37	4,602,073
1,211,355	6.500	10/01/37	1,259,569
483,924	7.000	10/01/37	497,589
2,754,902	7.500	10/01/37	2,881,144
11,186,557	6.000	11/01/37	11,353,364
125,057	6.500	11/01/37	130,133
8,950,571	7.500	11/01/37	9,380,399
5,142,842	8.000	11/01/37	5,424,152
902,206	6.500	12/01/37	938,103
83,599	7.500	12/01/37	87,750
3,203,728	8.000	12/01/37	3,360,270
11,357,371	5.500	01/01/38	11,655,347
125,800	8.000	01/01/38	131,781
8,167,833	5.500	02/01/38	8,381,311
492,851	6.000	02/01/38	507,938
4,524,119	5.000	03/01/38	4,623,983
8,651,273	5.500	03/01/38	8,878,251
7,293,333	5.500	05/01/38	7,484,040
143,386	6.000	05/01/38	147,761
11,901,614	5.500	06/01/38	12,212,679
525,328	6.000	06/01/38	533,161
93,387	6.500	06/01/38	97,103
258,205	6.000	07/01/38	266,109
2,608,798	6.000	08/01/38	2,688,396
44,678,126	6.000	09/01/38	46,041,316
1,999,998	6.500	09/01/38	2,079,373
676,631	6.000	10/01/38	697,275
463,689	6.000	12/01/38	471,638
56,000,000	5.000	TBA-15yr(e)	57,215,024

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$2,000,000	5.500%	TBA-15yr(e)	$2,050,000
29,000,000	6.000	TBA-15yr(e)	30,069,375
3,000,000	6.500	TBA-15yr(e)	3,115,314

			420,948,425

GNMA — 5.9%
1,008	6.000	12/15/23	1,045
18,986	6.000	03/15/26	19,695
25,631	6.000	04/15/26	26,587
34,000,000	5.500	TBA-15yr(e)	35,009,392

			35,056,719

TOTAL FEDERAL AGENCIES			$618,342,088

TOTAL MORTGAGE-BACKED OBLIGATIONS			$732,827,675

Agency Debentures(f) — 0.6%
Tennessee Valley Authority
$2,800,000	5.375%	04/01/56	$3,571,880

Asset-Backed Securities — 0.9%
Home Equity — 0.9%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(d)
$1,820,989	1.471%	10/25/37	$1,320,217
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(d)
570,000	1.721	10/25/37	213,750
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(d)
1,100,000	1.921	10/25/37	374,000
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7(a)
82	6.970	12/25/13	82
Countrywide Home Equity Loan Trust Series 2002-E, Class A(a)
45,327	1.455	10/15/28	21,314
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
204,389	1.455	06/15/29	76,934
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(a)
70,462	1.415	12/15/29	30,016
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
726,559	1.485	02/15/34	260,046
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A(a)
71,397	1.485	12/15/33	19,859
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(a)
271,471	1.475	02/15/34	93,754
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A(a)
492,117	1.435	04/15/35	154,087
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
647,480	7.000	09/25/37	210,431
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
677,516	7.000	09/25/37	189,578
Household Home Equity Loan Trust Series 2007-3, Class APT(a)
2,866,450	1.708	11/20/36	1,988,599

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Morgan Stanley Capital, Inc. Series 2004-HE1, Class A4(a)
$548,071	0.841%	01/25/34	$406,685
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII(a)
250,308	0.951	03/25/34	102,196

TOTAL ASSET BACKED SECURITIES			5,461,548

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 124.1%			$741,861,103

Repurchase Agreement(g) — 21.2%
Joint Repurchase Agreement Account II
$126,800,000	0.073%	01/02/09	$126,800,000
Maturity Value: $126,800,514

TOTAL INVESTMENTS — 145.3%			$868,661,103

LIABILITIES IN EXCESS OF OTHER ASSETS — (45.3)%			(270,684,046)

NET ASSETS — 100.0%			$597,977,057

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $2,182,623, which represents approximately 0.4% of net assets as of December 31, 2008.
(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $146,904,427 which represents approximately 24.6% of net assets as of December 31, 2008.
(f) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(g) Joint repurchase agreement was entered into on December 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLMC	= Federal Home Loan Mortgage Corp.
FNMA	= Federal National Mortgage Assocation
GNMA	= Government National Mortgage Association
LIBOR	= London Interbank Offered Rate
REMIC	= Real Estate Mortgage Investment Conduct

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD SALES CONTRACTS — At December 31, 2008, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(e)	Date	Amount	Value

FHLMC	5.000%	TBA - 15yr	01/13/09	$11,000,000	$11,240,625
FHLMC	5.500	TBA - 15yr	01/13/09	21,000,000	21,492,198
FHLMC	6.000	TBA - 15yr	01/14/09	9,000,000	9,270,000
FNMA	5.000	TBA - 15yr	01/21/09	24,000,000	24,502,512
FNMA	5.000	TBA - 15yr	01/20/09	9,000,000	9,236,250
FNMA	5.500	TBA - 15yr	01/21/09	41,000,000	42,025,000
FNMA	6.000	TBA - 15yr	01/13/09	18,000,000	18,528,750
FNMA	4.500	TBA - 15yr	01/20/09	5,000,000	5,109,375

TOTAL (Proceeds Receivable $141,300,078)					$141,404,710

FUTURES CONTRACTS — At December 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(8)	March 2009	$(1,978,800)	$(40,227)
Eurodollars	(15)	June 2009	(3,707,625)	(75,426)
Eurodollars	(24)	September 2009	(5,924,700)	(119,659)
Eurodollars	(24)	December 2009	(5,915,100)	(117,859)
2 Year U.S. Treasury Notes	106	March 2009	23,114,625	76,090
10 Year U.S. Treasury Notes	(261)	March 2009	(32,820,750)	506,681
30 Year U.S. Treasury Bonds	69	March 2009	9,525,234	(224,085)

TOTAL				$5,515

INTEREST RATE SWAP CONTRACTS — At December 31, 2008, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$12,000		09/02/10	4.309%	3 month LIBOR	$—	$638,539
	15,000		10/06/10	4.703	3 month LIBOR	—	852,903
	5,700	(a)	06/17/14	3 month LIBOR	3.250%	(136,937)	(122,384)
	22,600	(a)	11/18/15	4.444	3 month LIBOR	—	1,768,385
	16,500	(a)	11/25/15	3.815	3 month LIBOR	—	815,216
	10,800	(a)	06/17/19	3.500	3 month LIBOR	(157,339)	949,702
	13,800	(a)	11/18/20	3 month LIBOR	4.569	—	(1,881,451)
	10,000	(a)	11/25/20	3 month LIBOR	3.807	—	(716,581)
	15,400	(a)	06/17/24	3 month LIBOR	3.500	221,498	(1,416,047)
Citibank NA	200	(a)	06/18/29	3 month LIBOR	3.500	(18,122)	(2,294)
Credit Suisse First Boston Corp.	4,500	(a)	06/18/29	3 month LIBOR	3.500	(482,833)	23,472

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS — (continued)

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	by the Fund	Gain (Loss)

Deutsche Bank Securities, Inc.	20,200	(a)	06/17/16	3.500%	3 month LIBOR	$630,403	$695,546
	3,800	(a)	06/17/19	3.500	3 month LIBOR	(55,360)	334,154
	30,500	(a)	06/17/24	3 month LIBOR	3.500%	(1,193,224)	(1,172,605)
	3,400	(a)	06/18/29	3 month LIBOR	3.500	(256,891)	(90,181)
	6,600	(a)	06/17/39	3.500	3 month LIBOR	774,836	158,618
JPMorgan Securities, Inc.	9,200	(a)	06/17/14	3.250	3 month LIBOR	236,094	182,459
	22,400	(a)	06/17/16	3.500	3 month LIBOR	435,960	1,034,399
	700	(a)	06/17/19	3.500	3 month LIBOR	(8,419)	59,776
	1,700	(a)	06/17/24	3 month LIBOR	3.500	17,619	(149,485)
	1,100	(a)	06/18/29	3 month LIBOR	3.500	(103,545)	(8,743)

TOTAL						$(96,260)	$1,953,398

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2008.
TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$924,130,855

Gross unrealized gain	13,188,678
Gross unrealized loss	(68,658,430)

Net unrealized security loss	$(55,469,752)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. The Funds’ investments for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ net asset value per share. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — For the period ended December 31, 2008, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Basis of Fair Value Measurement
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

	Emerging Markets Debt			High Yield
	Investments			Investments in
	in Securities	Derivatives–	Derivatives–	Securities	Derivatives–	Derivatives–
Level	Long-Assets	Assets	Liabilities	Long-Assets	Assets	Liabilities

Level 1	$—	$—	$—	$1,857,493	$—	$—
Level 2	148,790,240	2,246,114	(188,401)	3,070,396,416	5,740,195	(46,563,706)
Level 3	820,190	—	—	3,051,606	—	—

Total	$149,610,430	$2,246,114	$(188,401)	$3,075,305,515	$5,740,195	$(46,563,706)

	Investment Grade Credit				Local Emerging Markets Debt
		Investments
	Investments	in Securities			Investments
	in Securities	Short–	Derivatives–	Derivatives–	in Securities	Derivatives–	Derivatives–
Level	Long-Assets	Liabilities	Assets	Liabilities	Long-Assets	Assets	Liabilities

Level 1	$—	$—	$652,365	$(130,225)	$—	$—	$—
Level 2	235,495,034	(11,240,625)	7,395,482	(2,797,253)	116,393,772	2,505,544	(538,898)
Level 3	522,646	—	—	—	2,038,943	—	—

Total	$236,017,680	$(11,240,625)	$8,047,847	$(2,927,478)	$118,432,715	$2,505,544	$(538,898)

	U.S. Mortgages
		Investments in
	Investments in	Securities
	Securities	Short–	Derivatives–	Derivatives–
Level	Long-Assets	Liabilities	Assets	Liabilities

Level 1	$—	$—	$582,771	$(577,256)
Level 2	868,661,103	$(141,404,710)	9,345,872	(7,488,734)
Level 3	—	—	—	—

Total	$868,661,103	$(141,404,710)	$9,928,643	$(8,065,990)

The following is a reconciliation of Level 3 investments for the period ended December 31, 2008:

	Emerging Markets		Investment Grade	Local Emerging
	Debt	High Yield	Credit	Markets Debt
	Investments in	Investments in	Investments in	Investments in
	Securities Long-	Securities Long-	Securities Long-	Securities Long-
Level 3	Assets	Assets	Assets	Assets

Beginning Balance as of March 31, 2008	$281,300	$22,451,904	$72,000	$2,192,165
Realized gain (loss)	—	—	—	—
Change in unrealized gain (loss)	(1,017,369)	(2,836,552)	(46,312)	(1,636,943)
Net purchase (sales)	—	317,932	568,958	3,675,886
Net transfers in and/or out of Level 3	1,556,259	(16,881,678)	(72,000)	(2,192,165)

Ending Balance as of December 31, 2008	$820,190	$3,051,606	$522,646	$2,038,943

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars (using 4:00 p.m. Eastern Time exchange rates) on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net realized and unrealized gain (loss) on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
     Non U.S. currency symbols utilized throughout the report are defined as follows:

AED = Arab Emirate Dollar	KRW = South Korean Won
ARS = Argentine Peso	KZT = Kazakstan Tenge
BRL = Brazilian Real	MXN = Mexican Peso
CAD = Canadian Dollar	NGN = Nigerian Naira
COP = Colombian Peso	PEN = Peruvian Nuevo Sol
EGP = Egyptian Pound	PLN = Polish Zloty
EUR = Euro	RUB = Russian Ruble
GBP = British Pound	TRY = Turkish Lira
HUF = Hungarian Forint	UYU = Uraguayan Peso
IDR = Indonesian Rupiah
Forward Foreign Currency Exchange Contracts — The Funds (except the U.S. Mortgages Fund) may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded by the Funds. The Funds record realized gains or losses on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. For forward foreign currency exchange contracts, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under the contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. For futures contracts, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under the contracts.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Mortgage and Asset-Backed Securities — Certain Funds may invest in mortgage and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, Real Estate Mortgage Investment Conduit pass-through or participation certificates, and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of some mortgage- and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage- or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage- and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s, typically monthly, are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains. All gains and losses resulting from principal payments are classified as interest income in the accompanying Statements of Operations.
Mortgage Dollar Rolls — The U.S Mortgages and Investment Grade Credit Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.
Repurchase Agreements — The Funds may enter in repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The collateral for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II— At December 31, 2008, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Emerging Markets Debt	$24,500,000

High Yield	392,500,000

Investment Grade Credit	14,900,000

Local Emerging Markets Debt	43,600,000

U.S. Mortgages	126,800,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,515,000,000	0.08%	01/02/09	$3,515,015,622

Barclays Capital, Inc.	807,400,000	0.07	01/02/09	807,403,140

Deutsche Bank Securities, Inc.	1,000,000,000	0.04	01/02/09	1,000,002,222

Deutsche Bank Securities, Inc.	1,600,000,000	0.10	01/02/09	1,600,008,889

Greenwich Capital Markets	250,000,000	0.10	01/02/09	250,001,389

JPMorgan Securities	900,000,000	0.06	01/02/09	900,003,000

Morgan Stanley & Co.	650,000,000	0.03	01/02/09	650,001,083

UBS Securities LLC	1,050,000,000	0.07	01/02/09	1,050,004,083

TOTAL				$9,772,439,428

At December 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.000% to 5.125%, due 01/08/09 to 01/17/17; Federal Home Loan Bank, 0.000% to 5.375%, due 02/13/09 to 08/19/11; Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 05/12/09 to 12/01/38; Federal National Mortgage Association, 2.750% to 8.500%, due 01/23/09 to 11/01/48; and Government National Mortgage Association, 6.000%, due 10/20/38 to 12/15/38. The aggregate market value of the collateral, including accrued interest, was $9,983,372,198.
Swap Contracts—The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The Funds may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligations under the swap contract.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps, which are recorded as realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss on the Statements of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gain on the Statements of Operations. The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     A total return swap is an agreement that gives the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Funds may also be required to pay the dollar value of that decline to the counterparty.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund as a buyer of credit protection is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received by the Fund. Upon the occurrence of a specified credit event, the Fund as a seller of credit protection maybe required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a trustworthy and transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets which have been pledged as collateral to the counterparty.
     Credit default swaps meet the definition of a credit derivative as defined by FASB FSP No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45; and Clarification of the Effective Date of FASB Statement No. 161. The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedule of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (To Be Announced) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	February 27, 2009

* Print the name and title of each signing officer under his or her signature.